UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N–CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811–07851

  Franklin Fund Allocator Series

(Exact name of registrant as specified in charter)

  One Franklin Parkway, San Mateo, CA 94403–1906

(Address of principal executive offices)      (Zip code)

  Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403–1906

(Name and address of agent for service)

Registrant’s telephone number, including area code:   (650) 312–2000

Date of fiscal year end:   5/31

Date of reporting period:   11/30/17

Item 1. Reports to Stockholders.

FRANKLIN TEMPLETON INVESTMENTS

Semiannual Report
November 30, 2017

Franklin Fund Allocator Series

Franklin Templeton Investments

Gain From Our Perspective®

At Franklin Templeton Investments, we’re dedicated to one goal: delivering exceptional asset management for our clients. By bringing together multiple, world-class investment teams in a single firm, we’re able to offer specialized expertise across styles and asset classes, all supported by the strength and resources of one of the world’s largest asset managers. This has helped us to become a trusted partner to individual and institutional investors across the globe.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Not part of the semiannual report	1

Semiannual Report

Economic and Market Overview

The US economy grew during the six months under review. The economy strengthened in 2017’s third quarter compared to the second quarter, largely due to growth in consumer spending across goods and services, business and inventory investment, as well as net exports due to lower imports. The manufacturing and services sectors expanded during the period. The unemployment rate decreased from 4.3% in May 2017 to 4.1% at period-end.1 Monthly retail sales were volatile but positive on average during the period. Annual inflation, as measured by the Consumer Price Index, increased from 1.9% in May 2017 to 2.2% at period-end.1

At its June meeting, the US Federal Reserve (Fed) raised its target range for the federal funds rate 0.25% to 1.00%–1.25%, amid signs of a growing US economy, strengthening labor market and improving business spending. At its subsequent meetings, the Fed kept its target range unchanged. However, minutes of its October 31–November 1 meeting indicated that the Fed continued to maintain a positive outlook for the US economy and signaled the possibility of a third rate hike in 2017, though concerns about the ongoing softness in inflation remained.

The 10-year Treasury yield, which moves inversely to its price, shifted throughout the period. The yield rose in June amid renewed optimism for improvement in economic growth and was supported in July by hawkish comments from key central bankers around the world. Easing concerns about Hurricane Irma’s economic impact, the Fed’s balance sheet normalization beginning in October and strong economic data also pushed the yield higher. However, several factors weighed on the Treasury yield at certain points during the period, including tensions between the US and North Korea; uncertainty on whether the Fed would raise rates in December 2017; and the appointment of Jerome Powell, viewed as more dovish than other contenders, as the next Fed chair. Near period-end, the Senate’s approval of a budget plan and subsequent vote to begin debate on a tax reform bill raised expectations for reforms and drove the yield higher. Overall, the 10-year Treasury yield rose from 2.21% at the beginning of the period to 2.42% at period-end.

The foregoing information reflects our analysis and opinions as of November 30, 2017. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

1. Source: Bureau of Labor Statistics.

2	Semiannual Report

Franklin Payout 2017 Fund

This semiannual report for Franklin Payout 2017 Fund covers the period ended November 30, 2017. As previously communicated, the Fund liquidated as scheduled in December 2017.

Your Fund’s Goals and Main Investments

The Fund seeks capital preservation and income with a predetermined maturity date. Under normal market conditions, the Fund invests predominantly in US dollar-denominated investment-grade debt securities and investments, including government and corporate debt securities and asset-backed securities and municipal securities.

Performance Overview

The Fund’s Advisor Class shares delivered a +0.50% cumulative total return for the six months under review. In comparison, the Fund’s benchmark, the Bloomberg Barclays US Government/Credit 2017 Maturity Index, returned +0.53%.1 The index includes investment-grade, US dollar-denominated, fixed-rate Treasuries, government-related and corporate securities and foreign debt maturing in 2017. You can find more of the Fund’s performance data in the Performance Summary beginning on page 5.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, call a Franklin Templeton Institutional Services representative at (800) 321-8563.

Investment Strategy

We focus on investment-grade securities and investments or in unrated securities and investments we determine are of comparable quality. Our focus on the portfolio’s credit quality is intended to reduce credit risk and help to preserve capital. We may invest a significant portion of the Fund’s assets in US dollar-denominated foreign securities, including debt issued by supranational entities. In choosing investments, we select securities in various market sectors based on our assessment of changing economic, market, industry and issuer conditions. We use a top-down analysis of macroeconomic trends, combined

Portfolio Composition

Based on Total Net Assets as of 11/30/17

with a bottom-up fundamental analysis of market sectors, industries and issuers, to try to take advantage of varying sector reactions to economic events.

Although the Fund may invest in individual securities of any maturity, the Fund is a term fund and is managed to mature in 2017. Over time, the Fund’s duration and weighted average maturity declined as 2017 approached. In the later months of operation, when the debt securities held by the Fund matured, the proceeds from such securities were held in cash, cash equivalents and money market instruments, including affiliated money market funds, or invested in short-term bonds. In early December 2017, the Fund consisted almost entirely of cash, cash equivalents and money market instruments. The Fund was designed for investors who sought an investment with a payout schedule to help meet their retirement spending needs, particularly those who were nearing retirement or are in retirement. There was no guarantee the Fund will meet an investor’s retirement spending needs. The Fund liquidated as scheduled in December 2017.

What is duration?

Duration is a measure of a bond’s price sensitivity to interest-rate changes. In general, a portfolio of securities with a lower duration can be expected to be less sensitive to interest-rate changes than a portfolio with a higher duration.

Maturity 11/30/17

% of Total
Market Value
0 to 1 Year	100.0%

1. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page30.

Semiannual Report	3

FRANKLIN PAYOUT 2017 FUND

Top 10 Holdings*

11/30/17

% of Total
Issue/Issuer	Net Assets
Federal Home Loan Bank (FHLB)	8.6%
Wells Fargo & Co.	2.8%
General Electric Co.	2.8%
Potash Corp. of Saskatchewan Inc.	2.8%
National Oilwell Varco Inc.	2.8%
Bank of Nova Scotia	2.8%
MetLife Inc.	2.8%
Intel Corp.	2.8%
Carnival Corp.	1.4%
Prudential Financial Inc.	1.4%

*Securities are listed by issuer, which may appear by another name in the SOI.

Manager’s Discussion

During the period under review, the Fund’s performance relative to the Bloomberg Barclays US Government/Credit 2017 Maturity Index was enhanced primarily by our overweighted allocation to the investment-grade corporate credit sector. Security selection within the sector also benefited returns. In contrast, our duration positioning compared with the index detracted from performance during the period.

At period-end, we remained focused on investment-grade corporate credit exposures in the portfolio and maintained an overweighting compared with the index. We focused on the sector based on our belief that valuations remained relatively attractive and that the sector has potential for higher earnings. Conversely, we maintained an underweighted allocation to the US Treasury sector as valuations and income levels remained unattractive to us. Additionally, we maintained an overweighted position in the agency sector. Finally, we maintained a modestly longer duration in the portfolio compared with the index, driven largely by our focus on bonds with final maturity dates closer to the Fund’s predetermined maturity date.

Thank you for your participation in Franklin Payout 2017 Fund. We look forward to serving your future investment needs.

Roger A. Bayston, CFA

David Yuen, CFA, FRM

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of November 30, 2017, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

CFA® is a trademark owned by CFA Institute.

4	Semiannual Report

FRANKLIN PAYOUT 2017 FUND

Performance Summary as of November 30, 2017

The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 11/30/171

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum and minimum is 0%. Advisor Class: no sales charges. For other share classes, call a Franklin Templeton Institutional Services representative at (800) 321-8563.

Share Class	Cumulative Total Return[2]	Average Annual Total Return[3]

Advisor
6-Month	+0.50%	+0.50%
1-Year	+1.03%	+1.03%
Since Inception (6/1/15)	+2.76%	+1.09%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, call a Franklin Templeton Institutional Services representative at (800) 321-8563.

See page 6 for Performance Summary footnotes.

Semiannual Report	5

FRANKLIN PAYOUT 2017 FUND

PERFORMANCE SUMMARY

Total Annual Operating Expenses4

Share Class	With Waiver	Without Waiver

Advisor	0.45%	3.18%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. Interest rate movements will affect the Fund’s share price and yield. Bond prices generally move in the opposite direction of interest rates. As the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund can only distribute what it earns, the Fund’s distributions to shareholders may decline when prevailing interest rates fall or when the Fund experiences defaults on debt securities it holds. Interest earned on floating rate loans varies with changes in prevailing interest rates. Therefore, while floating rate loans offer higher interest income when interest rates rise, they will also generate less income when interest rates decline. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will achieve the desired results. The Fund’s prospectus also includes a description of the main investment risks.

1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 9/30/18. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

6	Semiannual Report

FRANKLIN PAYOUT 2017 FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions, if applicable; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, if applicable, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 6/1/17	Ending Account Value 11/30/17	Expenses Paid During Period 6/1/17–11/30/17[1,2]	Ending Account Value 11/30/17	Expenses Paid During Period 6/1/17–11/30/17[1,2]	Net Annualized Expense Ratio[2]
R6	$1,000	$1,005.00	$1.51	$1,023.56	$1.52	0.30%
Advisor	$1,000	$1,005.00	$1.56	$1,023.51	$1.57	0.31%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

Semiannual Report	7

Franklin Payout 2018 Fund

This semiannual report for Franklin Payout 2018 Fund covers the period ended November 30, 2017.

Your Fund’s Goals and Main Investments

The Fund seeks capital preservation and income with a predetermined maturity date. Under normal market conditions, the Fund invests predominantly in US dollar-denominated investment-grade debt securities and investments, including government and corporate debt securities and asset-backed securities and municipal securities.

Performance Overview

The Fund’s Advisor Class shares delivered a +0.40% cumulative total return for the six months under review. In comparison, the Fund’s benchmark, the Bloomberg Barclays US Government/Credit 2018 Maturity Index, returned +0.47%.1 The index includes investment-grade, US dollar-denominated, fixed-rate Treasuries, government-related and corporate securities and foreign debt maturing in 2018. You can find more of the Fund’s performance data in the Performance Summary beginning on page 10.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, call a Franklin Templeton Institutional Services representative at (800) 321-8563.

Investment Strategy

We focus on investment-grade securities and investments or in unrated securities and investments we determine are of comparable quality. Our focus on the portfolio’s credit quality is intended to reduce credit risk and help to preserve capital. We may invest a significant portion of the Fund’s assets in US dollar-denominated foreign securities, including debt issued by supranational entities. In choosing investments, we select securities in various market sectors based on our assessment of changing economic, market, industry and issuer conditions. We use a top-down analysis of macroeconomic trends, combined with a bottom-up fundamental analysis of market sectors,

Portfolio Composition

Based on Total Net Assets as of 11/30/17

industries and issuers, to try to take advantage of varying sector reactions to economic events.

Although the Fund may invest in individual securities of any maturity, the Fund is a term fund and is managed to mature in 2018. Over time, the Fund’s duration and weighted average maturity will decline as 2018 approaches. In the later months of operation, when the debt securities held by the Fund mature, the proceeds from such securities will be held in cash, cash equivalents and money market instruments, including affiliated money market funds, or invested in short-term bonds. In early December 2018, the Fund is expected to consist almost entirely of cash, cash equivalents and money market instruments. The Fund is designed for investors who seek an investment with a payout schedule to help meet their retirement spending needs, particularly those who are nearing retirement or are in retirement. There is no guarantee the Fund will meet an investor’s retirement spending needs.

What is duration?

Duration is a measure of a bond’s price sensitivity to interest-rate changes. In general, a portfolio of securities with a lower duration can be expected to be less sensitive to interest-rate changes than a portfolio with a higher duration.

Maturity

11/30/17

% of Total Market Value
0 to 1 Year	63.6%
1 to 2 Years	36.4%

1. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 34.

8	Semiannual Report

FRANKLIN PAYOUT 2018 FUND

Top 10 Holdings*

11/30/17

Issue/Issuer	% of Total Net Assets
U.S. Treasury Note	8.5%
Federal National Mortgage Association (FNMA)	4.9%
Federal Home Loan Bank (FHLB)	3.6%
Pacific Gas & Electric Co.	2.9%
Duke Energy Carolinas LLC	2.9%
Bank of America Corp.	2.9%
HSBC USA Inc.	2.8%
BNP Paribas SA	2.8%
Citigroup Inc.	2.8%
Bank of Nova Scotia	2.8%

*Securities are listed by issuer, which may appear by another name in the SOI.

Manager’s Discussion

During the period under review, the Fund’s performance relative to the Bloomberg Barclay’s US Government/Credit 2018 Maturity Index was enhanced primarily by our overweighted allocation to the investment-grade corporate credit sector, with security selection within the sector also benefiting results. Our allocation to covered bonds and security selection within our foreign bond exposure also aided results. In contrast, our longer duration positioning compared with the index was the primary detractor from relative performance during the period.

At period-end, we remained focused on investment-grade corporate credit exposures in the portfolio and maintained an overweighting compared with the index. We focused on the sector based on our belief that valuations remain relatively attractive on a longer term basis and that the sector has potential for higher earnings. Conversely, we maintained an underweighted allocation to the US Treasury sector as valuations and income levels remain unattractive to us. Additionally, we maintained a slight underweighted position in the agency sector. Finally, we maintained a modestly longer duration in the portfolio compared with the index, driven largely by our focus on bonds with final maturity dates closer to the Fund’s predetermined maturity date.

Thank you for your participation in Franklin Payout 2018 Fund. We look forward to serving your future investment needs.

Roger A. Bayston, CFA

David Yuen, CFA, FRM

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of November 30, 2017, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Semiannual Report	9

FRANKLIN PAYOUT 2018 FUND

Performance Summary as of November 30, 2017

The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 11/30/171

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum and minimum is 0%. Advisor Class: no sales charges. For other share classes, call a Franklin Templeton Institutional Services representative at (800) 321-8563.

Share Class	Cumulative Total Return[2]	Average Annual Total Return[3]

Advisor
6-Month	+0.40%	+0.40%
1-Year	+1.10%	+1.10%
Since Inception (6/1/15)	+3.41%	+1.35%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, call a Franklin Templeton Institutional Services representative at (800) 321-8563.

See page 11 for Performance Summary footnotes.

10	Semiannual Report

FRANKLIN PAYOUT 2018 FUND

PERFORMANCE SUMMARY

Total Annual Operating Expenses4

Share Class	With Waiver	Without Waiver

Advisor	0.45%	3.17%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. Interest rate movements will affect the Fund’s share price and yield. Bond prices generally move in the opposite direction of interest rates. As the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund can only distribute what it earns, the Fund’s distributions to shareholders may decline when prevailing interest rates fall or when the Fund experiences defaults on debt securities it holds. Interest earned on floating rate loans varies with changes in prevailing interest rates. Therefore, while floating rate loans offer higher interest income when interest rates rise, they will also generate less income when interest rates decline. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will achieve the desired results. The Fund’s prospectus also includes a description of the main investment risks.

1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 9/30/18. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

Semiannual Report	11

FRANKLIN PAYOUT 2018 FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions, if applicable; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, if applicable, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 6/1/17	Ending Account Value 11/30/17	Expenses Paid During Period 6/1/17–11/30/17[1,2]	Ending Account Value 11/30/17	Expenses Paid During Period 6/1/17–11/30/17[1,2]	Net Annualized Expense Ratio[2]
R6	$1,000	$1,004.00	$1.51	$1,023.56	$1.52	0.30%
Advisor	$1,000	$1,004.00	$1.56	$1,023.51	$1.57	0.31%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

12	Semiannual Report

Franklin Payout 2019 Fund

We are pleased to bring you Franklin Payout 2019 Fund’s semiannual report for the period ended November 30, 2017.

Your Fund’s Goals and Main Investments

The Fund seeks capital preservation and income with a predetermined maturity date. Under normal market conditions, the Fund invests predominantly in US dollar-denominated investment-grade debt securities and investments, including government and corporate debt securities and asset-backed securities and municipal securities.

Performance Overview

The Fund’s Advisor Class shares delivered a +0.30% cumulative total return for the six months under review. In comparison, the Fund’s benchmark, the Bloomberg Barclays US Government/Credit 2019 Maturity Index, returned +0.12%.1 The index includes investment-grade, US dollar-denominated, fixed-rate Treasuries, government-related and corporate securities and foreign debt maturing in 2019. You can find more of the Fund’s performance data in the Performance Summary beginning on page 15.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, call a Franklin Templeton Institutional Services representative at (800) 321-8563.

Investment Strategy

We focus on investment-grade securities and investments or in unrated securities and investments we determine are of comparable quality. Our focus on the portfolio’s credit quality is intended to reduce credit risk and help to preserve capital. We may invest a significant portion of the Fund’s assets in US dollar-denominated foreign securities, including debt issued by supranational entities. In choosing investments, we select securities in various market sectors based on our assessment of changing economic, market, industry and issuer conditions. We use a top-down analysis of macroeconomic trends, combined with a bottom-up fundamental analysis of market sectors,

Portfolio Composition

Based on Total Net Assets as of 11/30/17

industries and issuers, to try to take advantage of varying sector reactions to economic events.

Although the Fund may invest in individual securities of any maturity, the Fund is a term fund and is managed to mature in 2019. Over time, the Fund’s duration and weighted average maturity will decline as 2019 approaches. In the later months of operation, when the debt securities held by the Fund mature, the proceeds from such securities will be held in cash, cash equivalents and money market instruments, including affiliated money market funds, or invested in short-term bonds. In early December 2019, the Fund is expected to consist almost entirely of cash, cash equivalents and money market instruments. The Fund is designed for investors who seek an investment with a payout schedule to help meet their retirement spending needs, particularly those who are nearing retirement or are in retirement. There is no guarantee the Fund will meet an investor’s retirement spending needs.

What is duration?

Duration is a measure of a bond’s price sensitivity to interest-rate changes. In general, a portfolio of securities with a lower duration can be expected to be less sensitive to interest-rate changes than a portfolio with a higher duration.

Maturity

11/30/17

% of Total Market Value
0 to 1 Year	3.6%
1 to 2 Years	58.8%
2 to 3 Years	37.6%

1. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).

The SOI begins on page38.

Semiannual Report	13

FRANKLIN PAYOUT 2019 FUND

Top 10 Holdings*

11/30/17

Issue/Issuer	% of Total Net Assets
Federal Home Loan Bank (FHLB)	9.0%
Federal National Mortgage Association (FNMA)	4.9%
Federal Farm Credit Bank (FFCB)	3.7%
Anheuser-Busch InBev Worldwide Inc.	2.6%
Morgan Stanley	2.6%
Westpac Banking Corp.	2.6%
Boeing Capital Corp.	2.6%
Emerson Electric Co.	2.5%
Georgia Power Co.	2.5%
Deere & Co.	2.5%

*Securities are listed by issuer, which may appear by another name in the SOI.

Manager’s Discussion

During the period under review, the Fund’s performance relative to the Bloomberg Barclays US Government/Credit 2019 Maturity Index was enhanced primarily by our overweighted allocation to the investment-grade and high-yield corporate credit sectors, although security selection within the high-yield corporate credit sector detracted from returns. In addition, our allocation to covered bonds as well as allocation and security selection within the US agency sector contributed to performance. In contrast, our allocation to foreign bonds detracted from returns, although this effect was offset by security selection within the sector. The Fund’s longer duration positioning compared with the index was the primary detractor from relative performance during the period.

At period-end, we remained focused on investment-grade corporate credit exposures in the portfolio and maintained an overweighting compared with the index. We focused on the sector based on our belief that valuations remain relatively attractive on a longer term basis and that the sector has potential for higher earnings. Conversely, we maintained an underweighted allocation to the US Treasury sector as valuations and income levels remain unattractive to us. Additionally, we maintained an overweighted position to the agency sector. Finally, we maintained a modestly longer duration in the portfolio compared with the index, driven largely by our focus on bonds with final maturity dates closer to the Fund’s predetermined maturity date.

Thank you for your participation in Franklin Payout 2019 Fund. We look forward to serving your future investment needs.

Roger A. Bayston, CFA

David Yuen, CFA, FRM

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of November 30, 2017, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

14	Semiannual Report

FRANKLIN PAYOUT 2019 FUND

Performance Summary as of November 30, 2017

The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 11/30/171

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum and minimum is 0%. Advisor Class: no sales charges. For other share classes, call a Franklin Templeton Institutional Services representative at (800) 321-8563.

Share Class	Cumulative Total Return[2]	Average Annual Total Return[3]

Advisor
6-Month	+0.30%	+0.30%
1-Year	+1.43%	+1.43%
Since Inception (6/1/15)	+4.73%	+1.87%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, call a Franklin Templeton Institutional Services representative at (800) 321-8563.

See page 16 for Performance Summary footnotes.

Semiannual Report	15

FRANKLIN PAYOUT 2019 FUND

PERFORMANCE SUMMARY

Total Annual Operating Expenses4

Share Class	With Waiver	Without Waiver

Advisor	0.45%	2.81%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. Interest rate movements will affect the Fund’s share price and yield. Bond prices generally move in the opposite direction of interest rates. As the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund can only distribute what it earns, the Fund’s distributions to shareholders may decline when prevailing interest rates fall or when the Fund experiences defaults on debt securities it holds. Interest earned on floating rate loans varies with changes in prevailing interest rates. Therefore, while floating rate loans offer higher interest income when interest rates rise, they will also generate less income when interest rates decline. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will achieve the desired results. The Fund’s prospectus also includes a description of the main investment risks.

1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 9/30/18. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

16	Semiannual Report

FRANKLIN PAYOUT 2019 FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions, if applicable; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, if applicable, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 6/1/17	Ending Account Value 11/30/17	Expenses Paid During Period 6/1/17–11/30/17[1,2]	Ending Account Value 11/30/17	Expenses Paid During Period 6/1/17–11/30/17[1,2]	Net Annualized Expense Ratio[2]
R6	$1,000	$1,003.00	$1.51	$1,023.56	$1.52	0.30%
Advisor	$1,000	$1,003.00	$1.56	$1,023.51	$1.57	0.31%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

Semiannual Report	17

Franklin Payout 2020 Fund

We are pleased to bring you Franklin Payout 2020 Fund’s semiannual report for the period ended November 30, 2017.

Your Fund’s Goals and Main Investments

The Fund seeks capital preservation and income with a predetermined maturity date. Under normal market conditions, the Fund invests predominantly in US dollar-denominated investment-grade debt securities and investments, including government and corporate debt securities and asset-backed securities and municipal securities.

Performance Overview

The Fund’s Advisor Class shares delivered a +0.10% cumulative total return for the six months under review. In comparison, the Fund’s benchmark, the Bloomberg Barclays US Government/Credit 2020 Maturity Index, returned -0.02%.1 The index includes investment-grade, US dollar-denominated, fixed-rate Treasuries, government-related and corporate securities and foreign debt maturing in 2020. You can find more of the Fund’s performance data in the Performance Summary beginning on page 20.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, call a Franklin Templeton Institutional Services representative at (800) 321-8563.

Investment Strategy

We focus on investment-grade securities and investments or in unrated securities and investments we determine are of comparable quality. Our focus on the portfolio’s credit quality is intended to reduce credit risk and help to preserve capital. We may invest a significant portion of the Fund’s assets in US dollar-denominated foreign securities, including debt issued by supranational entities. In choosing investments, we select securities in various market sectors based on our assessment of changing economic, market, industry and issuer conditions. We use a top-down analysis of macroeconomic trends, combined with a bottom-up fundamental analysis of market sectors,

Portfolio Composition

Based on Total Net Assets as of 11/30/17

industries and issuers, to try to take advantage of varying sector reactions to economic events.

Although the Fund may invest in individual securities of any maturity, the Fund is a term fund and is managed to mature in 2020. Over time, the Fund’s duration and weighted average maturity will decline as 2020 approaches. In the later months of operation, when the debt securities held by the Fund mature, the proceeds from such securities will be held in cash, cash equivalents and money market instruments, including affiliated money market funds, or invested in short-term bonds. In early December 2020, the Fund is expected to consist almost entirely of cash, cash equivalents and money market instruments. The Fund is designed for investors who seek an investment with a payout schedule to help meet their retirement spending needs, particularly those who are nearing retirement or are in retirement. There is no guarantee the Fund will meet an investor’s retirement spending needs.

What is duration?

Duration is a measure of a bond’s price sensitivity to interest-rate changes. In general, a portfolio of securities with a lower duration can be expected to be less sensitive to interest-rate changes than a portfolio with a higher duration.

Manager’s Discussion

During the period under review, the Fund’s performance relative to the Bloomberg Barclays US Government/Credit 2020 Maturity Index was enhanced primarily by our overweighted allocations to the investment-grade and high-yield corporate credit sectors, although security selection

1. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).

The SOI begins on page42.

18	Semiannual Report

FRANKLIN PAYOUT 2020 FUND

Maturity

11/30/17

% of Total Market Value
0 to 1 Year	3.5%
2 to 3 Years	74.7%
3 to 4 Years	21.8%

Top 10 Holdings*

11/30/17

Issue/Issuer	% of Total Net Assets
US Treasury Note	12.1%
Federal Home Loan Bank (FHLB)	5.0%
AEGON Funding Co. LLC	2.6%
Morgan Stanley	2.6%
Hershey Co.	2.6%
Emerson Electric Co.	2.5%
JPMorgan Chase & Co.	2.5%
Travelers Cos. Inc.	2.5%
UnitedHealth Group Inc.	2.5%
TransCanada PipeLines Ltd.	2.5%

*Securities are listed by issuer, which may appear by another name in the SOI.

within both sectors detracted slightly from returns. Our developed market foreign bond exposure also enhanced results, primarily from security selection. In contrast, our longer duration positioning compared with the index was the primary detractor from performance during the period.

At period-end, we remained focused on investment-grade corporate credit exposures in the portfolio and maintained an overweighting compared with the index. We focused on the sector based on our belief that valuations remained relatively attractive on a longer term basis and that the sector has potential for higher earnings. Conversely, we maintained an underweighted allocation to the US Treasury sector as valuations and income levels remained unattractive to us. Additionally, we maintained an overweighted position in the agency sector. Finally, we maintained a modestly longer duration in the portfolio compared with the index, driven largely by our focus on bonds with final maturity dates closer to the Fund’s predetermined maturity date.

Thank you for your participation in Franklin Payout 2020 Fund. We look forward to serving your future investment needs.

Roger A. Bayston, CFA

David Yuen, CFA, FRM

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of November 30, 2017, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Semiannual Report	19

FRANKLIN PAYOUT 2020 FUND

Performance Summary as of November 30, 2017

The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 11/30/171

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum and minimum is 0%. Advisor Class: no sales charges. For other share classes, call a Franklin Templeton Institutional Services representative at (800) 321-8563.

Share Class	Cumulative Total Return[2]	Average Annual Total Return[3]

Advisor
6-Month	+0.10%	+0.10%
1-Year	+2.10%	+2.10%
Since Inception (6/1/15)	+5.27%	+2.08%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, call a Franklin Templeton Institutional Services representative at (800) 321-8563.

See page 21 for Performance Summary footnotes.

20	Semiannual Report

FRANKLIN PAYOUT 2020 FUND

PERFORMANCE SUMMARY

Total Annual Operating Expenses4

Share Class	With Waiver	Without Waiver

Advisor	0.45%	2.87%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. Interest rate movements will affect the Fund’s share price and yield. Bond prices generally move in the opposite direction of interest rates. As the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund can only distribute what it earns, the Fund’s distributions to shareholders may decline when prevailing interest rates fall or when the Fund experiences defaults on debt securities it holds. Interest earned on floating rate loans varies with changes in prevailing interest rates. Therefore, while floating rate loans offer higher interest income when interest rates rise, they will also generate less income when interest rates decline. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will achieve the desired results. The Fund’s prospectus also includes a description of the main investment risks.

1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 9/30/18. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

Semiannual Report	21

FRANKLIN PAYOUT 2020 FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions, if applicable; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, if applicable, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 6/1/17	Ending Account Value 11/30/17	Expenses Paid During Period 6/1/17–11/30/17[1,2]	Ending Account Value 11/30/17	Expenses Paid During Period 6/1/17–11/30/17[1,2]	Net Annualized Expense Ratio[2]
R6	$1,000	$1,001.00	$1.50	$1,023.56	$1.52	0.30%
Advisor	$1,000	$1,001.00	$1.56	$1,023.51	$1.57	0.31%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

22	Semiannual Report

Franklin Payout 2021 Fund

We are pleased to bring you Franklin Payout 2021 Fund’s semiannual report for the period ended November 30, 2017.

Your Fund’s Goals and Main Investments

The Fund seeks capital preservation and income with a predetermined maturity date. Under normal market conditions, the Fund invests predominantly in US dollar-denominated investment-grade debt securities and investments, including government and corporate debt securities and asset-backed securities and municipal securities.

Performance Overview

The Fund’s Advisor Class shares delivered a +0.10% cumulative total return for the six months under review. In comparison, the Fund’s benchmark, the Bloomberg Barclays US Government/Credit 2021 Maturity Index, returned -0.07%.1 The index includes investment-grade, US dollar-denominated, fixed-rate Treasuries, government-related and corporate securities and foreign debt maturing in 2021. You can find more of the Fund’s performance data in the Performance Summary beginning on page 25.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, call a Franklin Templeton Institutional Services representative at (800) 321-8563.

Investment Strategy

We focus on investment-grade securities and investments or in unrated securities and investments we determine are of comparable quality. Our focus on the portfolio’s credit quality is intended to reduce credit risk and help to preserve capital. We may invest a significant portion of the Fund’s assets in US dollar-denominated foreign securities, including debt issued by supranational entities. In choosing investments, we select securities in various market sectors based on our assessment of changing economic, market, industry and issuer conditions. We use a top-down analysis of macroeconomic trends, combined with a bottom-up fundamental analysis of market sectors,

Portfolio Composition

Based on Total Net Assets as of 11/30/17

industries and issuers, to try to take advantage of varying sector reactions to economic events.

Although the Fund may invest in individual securities of any maturity, the Fund is a term fund and is managed to mature in 2021. Over time, the Fund’s duration and weighted average maturity will decline as 2021 approaches. In the later months of operation, when the debt securities held by the Fund mature, the proceeds from such securities will be held in cash, cash equivalents and money market instruments, including affiliated money market funds, or invested in short-term bonds. In early December 2021, the Fund is expected to consist almost entirely of cash, cash equivalents and money market instruments. The Fund is designed for investors who seek an investment with a payout schedule to help meet their retirement spending needs, particularly those who are nearing retirement or are in retirement. There is no guarantee the Fund will meet an investor’s retirement spending needs.

What is duration?

Duration is a measure of a bond’s price sensitivity to interest-rate changes. In general, a portfolio of securities with a lower duration can be expected to be less sensitive to interest-rate changes than a portfolio with a higher duration.

Manager’s Discussion

During the period under review, the Fund’s performance relative to the Bloomberg Barclays US Government/Credit

1. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 47.

Semiannual Report	23

FRANKLIN PAYOUT 2021 FUND

Maturity

11/30/17

% of Total Market Value
0 to 1 Year	3.4%
3 to 4 Years	62.6%
4 to 5 Years	34.0%

Top 10 Holdings*

11/30/17

Issue/Issuer	% of Total Net Assets
US Treasury Note	7.7%
Federal Home Loan Bank (FHLB)	4.9%
Federal Farm Credit Bank (FFCB)	4.8%
California State General Obligation (GO)	2.7%
Thomas & Betts Corp.	2.7%
Telstra Corp. Ltd.	2.6%
General Electric Co.	2.6%
Total Capital SA	2.6%
Gilead Sciences Inc.	2.5%
Berkshire Hathaway Inc.	2.5%

*Securities are listed by issuer, which may appear by another name in the SOI.

2021 Maturity Index was enhanced primarily by our overweighted allocations to the investment-grade and high-yield corporate credit sectors, although security selection within the investment-grade credit sector hindered returns. Our allocation to taxable municipal bonds as well as allocation and security selection within the US agency sector also contributed to performance. Our overall foreign exposure had no effect on performance, as the positive effect of security selection was offset by the negative effect of allocation to the sector. The Fund’s yield curve positioning detracted from returns over the period.

At period-end, we remained focused on investment-grade corporate credit exposures in the portfolio and maintained an overweighting compared with the index. We favored the sector based on our belief that valuations remain relatively attractive on a longer term basis and that the sector has potential for higher earnings. Conversely, we maintained an underweighted allocation to the US Treasury sector as valuations and income levels remain unattractive to us. Additionally, we maintained an overweighted position in the agency sector. Finally, we maintained a modestly longer duration in the portfolio compared with the index, driven largely by our focus on bonds with final maturity dates closer to the Fund’s predetermined maturity date.

Thank you for your participation in Franklin Payout 2021 Fund. We look forward to serving your future investment needs.

Roger A. Bayston, CFA

David Yuen, CFA, FRM

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of November 30, 2017, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

24	Semiannual Report

FRANKLIN PAYOUT 2021 FUND

Performance Summary as of November 30, 2017

The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 11/30/171

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum and minimum is 0%. Advisor Class: no sales charges. For other share classes, call a Franklin Templeton Institutional Services representative at (800) 321-8563.

Share Class	Cumulative Total Return[2]	Average Annual Total Return[3]

Advisor
6-Month	+0.10%	+0.10%
1-Year	+2.28%	+2.28%
Since Inception (6/1/15)	+6.41%	+2.52%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, call a Franklin Templeton Institutional Services representative at (800) 321-8563.

See page 26 for Performance Summary footnotes.

Semiannual Report	25

FRANKLIN PAYOUT 2021 FUND

PERFORMANCE SUMMARY

Total Annual Operating Expenses4

Share Class	With Waiver	Without Waiver

Advisor	0.45%	3.00%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. Interest rate movements will affect the Fund’s share price and yield. Bond prices generally move in the opposite direction of interest rates. As the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund can only distribute what it earns, the Fund’s distributions to shareholders may decline when prevailing interest rates fall or when the Fund experiences defaults on debt securities it holds. Interest earned on floating rate loans varies with changes in prevailing interest rates. Therefore, while floating rate loans offer higher interest income when interest rates rise, they will also generate less income when interest rates decline. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will achieve the desired results. The Fund’s prospectus also includes a description of the main investment risks.

1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 9/30/18. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

26	Semiannual Report

FRANKLIN PAYOUT 2021 FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions, if applicable; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, if applicable, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 6/1/17	Ending Account Value 11/30/17	Expenses Paid During Period 6/1/17–11/30/17[1,2]	Ending Account Value 11/30/17	Expenses Paid During Period 6/1/17–11/30/17[1,2]	Net Annualized Expense Ratio[2]
R6	$1,000	$1,001.00	$1.50	$1,023.56	$1.52	0.30%
Advisor	$1,000	$1,001.00	$1.56	$1,023.51	$1.57	0.31%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

Semiannual Report	27

FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin Payout 2017 Fund

	Six Months Ended November 30, 2017		Year Ended May 31,
	(unaudited)		2017	2016[a]

Class R6

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$10.03		$10.03	$10.00

Income from investment operations[b]:

Net investment income[c]	0.05		0.11	0.11

Net realized and unrealized gains (losses)	—	[d]	(—)[d]	—	[d]

Total from investment operations	0.05		0.11	0.11

Less distributions from net investment income	—		(0.11)	(0.08)

Net asset value, end of period	$10.08		$10.03	$10.03

Total return[e]	0.50%		1.13%	1.10%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates	3.10%		3.03%	4.11%

Expenses net of waiver and payments by affiliates	0.30%		0.30%	0.29%

Net investment income	0.94%		1.13%	1.12%

Supplemental data

Net assets, end of period (000’s)	$1,779		$1,770	$1,770

Portfolio turnover rate	—%		1.48%	4.47%

aFor the year June 1, 2015 (commencement of operations) to May 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dAmount rounds to less than $0.01 per share.

eTotal return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

28	Semiannual Report | The accompanying notes are an integral part of these financial statements.

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Payout 2017 Fund (continued)

	Six Months Ended November 30, 2017	Year Ended May 31,
	(unaudited)	2017	2016[a]

Advisor Class

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$10.03	$10.03	$10.00

Income from investment operations[b]:

Net investment income[c]	0.05	0.11	0.11

Net realized and unrealized gains (losses)	— [d]	(—)[d]	— [d]

Total from investment operations	0.05	0.11	0.11

Less distributions from net investment income	—	(0.11)	(0.08)

Net asset value, end of period	$10.08	$10.03	$10.03

Total return[e]	0.50%	1.13%	1.10%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates	3.10%	3.03%	4.11%

Expenses net of waiver and payments by affiliates	0.31%	0.30%	0.29%

Net investment income	0.93%	1.13%	1.12%

Supplemental data

Net assets, end of period (000’s)	$1,779	$1,770	$1,770

Portfolio turnover rate	—%	1.48%	4.47%

aFor the year June 1, 2015 (commencement of operations) to May 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dAmount rounds to less than $0.01 per share.

eTotal return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

The accompanying notes are an integral part of these financial statements. | Semiannual Report	29

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, November 30, 2017 (unaudited)

Franklin Payout 2017 Fund

		Principal
	Country	Amount*	Value

Corporate Bonds 26.7%
Banks 5.7%
Bank of Nova Scotia, senior note, 1.375%, 12/18/17	Canada	$100,000	$ 99,999
Wells Fargo & Co., senior note, 5.625%, 12/11/17	United States	100,000	100,081

			200,080

Capital Goods 2.8%
General Electric Co., senior note, 5.25%, 12/06/17	United States	100,000	100,022

Consumer Services 1.4%
Carnival Corp., senior note, 1.875%, 12/15/17	United States	50,000	50,004

Energy 2.8%
National Oilwell Varco Inc., senior note, 1.35%, 12/01/17	United States	100,000	100,000

Insurance 4.2%
MetLife Inc., senior note, 1.903%, 12/15/17	United States	100,000	99,997
Prudential Financial Inc., senior note, 6.00%, 12/01/17	United States	50,000	50,000

			149,997

Materials 4.2%
Ecolab Inc., senior note, 1.45%, 12/08/17	United States	50,000	49,999
Potash Corp. of Saskatchewan Inc., senior note, 3.25%, 12/01/17	Canada	100,000	100,004

			150,003

Semiconductors & Semiconductor Equipment 2.8%
Intel Corp., senior note, 1.35%, 12/15/17	United States	100,000	99,995

Telecommunication Services 1.4%
AT&T Inc., senior note, 1.40%, 12/01/17	United States	50,000	50,000

Utilities 1.4%
American Electric Power Co. Inc., senior note, 1.65%, 12/15/17	United States	50,000	50,000

Total Corporate Bonds (Cost $950,223)			950,101

U.S. Government and Agency Securities 8.6%
FHLB,
1.125%, 12/08/17	United States	150,000	150,002
3.125%, 12/08/17	United States	155,000	155,061

Total U.S. Government and Agency Securities (Cost $305,080)			305,063

Total Investments before Short Term Investments (Cost $1,255,303)			1,255,164

Short Term Investments 65.0%
U.S. Government and Agency Securities 15.4%
[a] U.S. Treasury Bill,
12/07/17	United States	100,000	99,984
12/14/17	United States	450,000	449,853

Total U.S. Government and Agency Securities (Cost $549,804)			549,837

Total Investments before Money Market Funds (Cost $1,805,107)			1,805,001

30	Semiannual Report

FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Payout 2017 Fund (continued)

	Country	Shares	Value

Money Market Funds (Cost $1,764,120) 49.6%
[b,c] Institutional Fiduciary Trust Money Market Portfolio, 0.75%	United States	1,764,120	$1,764,120

Total Investments (Cost $3,569,227) 100.3%			3,569,121
Other Assets, less Liabilities (0.3)%			(11,877)

Net Assets 100.0%			$3,557,244

See Abbreviations on page 63.

*The principal amount is stated in U.S. dollars unless otherwise indicated.

aThe security was issued on a discount basis with no stated coupon rate.

bSee Note 3(d) regarding investments in affiliated management investment companies.

cThe rate shown is the annualized seven-day yield at period end.

The accompanying notes are an integral part of these financial statements. | Semiannual Report	31

FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin Payout 2018 Fund

	Six Months Ended November 30, 2017	Year Ended May 31,
	(unaudited)	2017	2016[a]

Class R6

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$10.06	$10.08	$10.00

Income from investment operations[b]:

Net investment income[c]	0.07	0.14	0.14

Net realized and unrealized gains (losses)	(0.03)	(0.02)	0.04

Total from investment operations	0.04	0.12	0.18

Less distributions from net investment income	—	(0.14)	(0.10)

Net asset value, end of period	$10.10	$10.06	$10.08

Total return[d]	0.40%	1.20%	1.78%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	2.95%	3.02%	4.03%

Expenses net of waiver and payments by affiliates	0.30%	0.30%	0.29%

Net investment income	1.40%	1.41%	1.39%

Supplemental data

Net assets, end of period (000’s)	$1,785	$1,777	$1,781

Portfolio turnover rate	—%	5.81%	2.97%

aFor the year June 1, 2015 (commencement of operations) to May 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

32	Semiannual Report | The accompanying notes are an integral part of these financial statements.

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Payout 2018 Fund (continued)

	Six Months Ended November 30, 2017	Year Ended May 31,
	(unaudited)	2017	2016[a]

Advisor Class

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$10.06	$10.08	$10.00

Income from investment operations[b]:

Net investment income[c]	0.07	0.14	0.14

Net realized and unrealized gains (losses)	(0.03)	(0.02)	0.04

Total from investment operations	0.04	0.12	0.18

Less distributions from net investment income	—	(0.14)	(0.10)

Net asset value, end of period	$10.10	$10.06	$10.08

Total return[d]	0.40%	1.20%	1.78%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	2.95%	3.02%	4.03%

Expenses net of waiver and payments by affiliates	0.31%	0.30%	0.29%

Net investment income	1.39%	1.41%	1.39%

Supplemental data

Net assets, end of period (000’s)	$1,785	$1,777	$1,781

Portfolio turnover rate	—%	5.81%	2.97%

aFor the year June 1, 2015 (commencement of operations) to May 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

The accompanying notes are an integral part of these financial statements. | Semiannual Report	33

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, November 30, 2017 (unaudited)

Franklin Payout 2018 Fund

	Country	Principal Amount*	Value

Corporate Bonds 75.0%
Automobiles & Components 2.8%
Toyota Motor Credit Corp., senior note, 2.00%, 10/24/18	United States	$100,000	$ 100,147

Banks 19.8%
Bank of America Corp., senior note, 6.875%, 11/15/18	United States	100,000	104,573
Bank of Nova Scotia, senior note, 2.05%, 10/30/18	Canada	100,000	100,218
BNP Paribas SA, senior note, 2.40%, 12/12/18	France	100,000	100,478
Citigroup Inc., senior note, 2.50%, 9/26/18	United States	100,000	100,406
HSBC USA Inc., senior note, 2.625%, 9/24/18	United States	100,000	100,571
KeyCorp., senior note, 2.30%, 12/13/18	United States	50,000	50,057
Royal Bank of Canada, secured note, 2.00%, 10/01/18	Canada	100,000	100,138
Suntrust Banks Inc., senior note, 2.35%, 11/01/18	United States	50,000	50,166

			706,607

Capital Goods 2.8%
John Deere Capital Corp., senior note, 1.95%, 12/13/18	United States	100,000	100,157

Consumer Services 2.8%
Starbucks Corp., senior note, 2.00%, 12/05/18	United States	100,000	100,185

Diversified Financials 2.8%
Morgan Stanley, senior note, 2.20%, 12/07/18	United States	100,000	100,144

Energy 11.3%
Apache Corp., senior note, 6.90%, 9/15/18	United States	50,000	51,850
Devon Energy Corp., senior note, 2.25%, 12/15/18	United States	50,000	49,770
ONEOK Partners LP, senior note, 3.20%, 9/15/18	United States	50,000	50,415
Shell International Finance BV, senior note, 2.00%, 11/15/18	Netherlands	100,000	100,171
Spectra Energy Partners LP, senior note, 2.95%, 9/25/18	United States	50,000	50,361
Statoil ASA, senior note, 1.95%, 11/08/18	Norway	100,000	100,035

			402,602

Food & Staples Retailing 2.9%
CVS Health Corp., senior note, 2.25%, 12/05/18	United States	50,000	50,091
Kroger Co., senior bond, 6.80%, 12/15/18	United States	50,000	52,442

			102,533

Food, Beverage & Tobacco 4.3%
Altria Group Inc., senior note, 9.70%, 11/10/18	United States	50,000	53,573
The Coca-Cola Co., senior note, 1.65%, 11/01/18	United States	100,000	99,939

			153,512

Health Care Equipment & Services 2.8%
Boston Scientific Corp., senior note, 2.65%, 10/01/18	United States	50,000	50,274
Laboratory Corp. of America Holdings, senior note, 2.50%, 11/01/18	United States	50,000	50,237

			100,511

Materials 2.8%
Monsanto Co., senior note, 1.85%, 11/15/18	United States	50,000	49,906
Praxair Inc., senior note, 1.25%, 11/07/18	United States	50,000	49,755

			99,661

Pharmaceuticals, Biotechnology & Life Sciences 4.2%
Abbvie Inc., senior note, 2.00%, 11/06/18	United States	50,000	50,025
Thermo Fisher Scientific Inc., senior note, 2.15%, 12/14/18	United States	100,000	100,207

			150,232

Real Estate 1.4%
Boston Properties LP, senior note, 3.70%, 11/15/18	United States	50,000	50,640

34	Semiannual Report

FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Payout 2018 Fund (continued)

	Country	Principal Amount*	Value

Corporate Bonds (continued)
Semiconductors & Semiconductor Equipment 1.4%
Maxim Integrated Products Inc., senior note, 2.50%, 11/15/18	United States	$50,000	$50,236

Technology Hardware & Equipment 1.4%
Tyco Electronics Group SA, senior note, 2.375%, 12/17/18	Switzerland	50,000	50,127

Telecommunication Services 1.4%
AT&T Inc., senior note, 2.375%, 11/27/18	United States	50,000	50,189

Utilities 10.1%
Berkshire Hathaway Energy Co., senior note, 2.00%, 11/15/18	United States	50,000	50,038
Duke Energy Carolinas LLC, secured note, 7.00%, 11/15/18	United States	100,000	104,701
Georgia Power Co., senior note, 1.95%, 12/01/18	United States	100,000	99,963
Pacific Gas & Electric Co., senior note, 8.25%, 10/15/18	United States	100,000	105,227

			359,929

Total Corporate Bonds (Cost $2,679,774)			2,677,412

U.S. Government and Agency Securities 17.0%
FHLB, 3.75%, 12/14/18	United States	125,000	127,625
FNMA, 1.625%, 11/27/18	United States	175,000	174,954
U.S. Treasury Note, 1.375%, 12/31/18	United States	130,000	129,556
1.50%, 12/31/18	United States	175,000	174,634

Total U.S. Government and Agency Securities (Cost $609,464)			606,769

Total Investments before Short Term Investments (Cost $3,289,238)			3,284,181

		Shares

Short Term Investments (Cost $292,004) 8.2%

Money Market Funds 8.2%
[a,b] Institutional Fiduciary Trust Money Market Portfolio, 0.75%	United States	292,004	292,004

Total Investments (Cost $3,581,242) 100.2%			3,576,185
Other Assets, less Liabilities (0.2)%			(5,996)

Net Assets 100.0%			$3,570,189

See Abbreviations on page 63.

*The principal amount is stated in U.S. dollars unless otherwise indicated.

aSee Note 3(d) regarding investments in affiliated management investment companies.

bThe rate shown is the annualized seven-day yield at period end.

The accompanying notes are an integral part of these financial statements. | Semiannual Report	35

FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin Payout 2019 Fund

	Six Months Ended November 30, 2017	Year Ended May 31,
	(unaudited)	2017	2016[a]

Class R6

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$10.13	$10.16	$10.00

Income from investment operations[b]:

Net investment income[c]	0.09	0.18	0.18

Net realized and unrealized gains (losses)	(0.06)	(0.03)	0.10

Total from investment operations	0.03	0.15	0.28

Less distributions from net investment income	—	(0.18)	(0.12)

Net asset value, end of period	$10.16	$10.13	$10.16

Total return[d]	0.30%	1.52%	2.85%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	2.58%	2.66%	3.57%

Expenses net of waiver and payments by affiliates	0.30%	0.30%	0.29%

Net investment income	1.80%	1.81%	1.80%

Supplemental data

Net assets, end of period (000’s)	$2,056	$2,051	$2,057

Portfolio turnover rate	1.27%	—%	—%	[f]

aFor the year June 1, 2015 (commencement of operations) to May 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

fRounds to less than 0.01%.

36	Semiannual Report | The accompanying notes are an integral part of these financial statements.

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Payout 2019 Fund (continued)

	Six Months Ended November 30, 2017	Year Ended May 31,
	(unaudited)	2017	2016[a]

Advisor Class

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$10.13	$10.16	$10.00

Income from investment operations[b]:

Net investment income[c]	0.09	0.18	0.18

Net realized and unrealized gains (losses)	(0.06)	(0.03)	0.10

Total from investment operations	0.03	0.15	0.28

Less distributions from net investment income	—	(0.18)	(0.12)

Net asset value, end of period	$10.16	$10.13	$10.16

Total return[d]	0.30%	1.52%	2.85%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	2.58%	2.66%	3.57%

Expenses net of waiver and payments by affiliates	0.31%	0.30%	0.29%

Net investment income	1.79%	1.81%	1.80%

Supplemental data

Net assets, end of period (000’s)	$2,056	$2,051	$2,057

Portfolio turnover rate	1.27%	—%	—%	[f]

aFor the year June 1, 2015 (commencement of operations) to May 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

fRounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements. | Semiannual Report	37

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, November 30, 2017 (unaudited)

Franklin Payout 2019 Fund

	Country	Principal Amount*	Value

Corporate Bonds 78.3%
Banks 14.7%
Bank of Nova Scotia, secured note, 2.125%, 9/11/19	Canada	$100,000	$99,977
HSBC USA Inc., senior note, 2.375%, 11/13/19	United States	100,000	100,318
JPMorgan Chase & Co., senior note, 2.20%, 10/22/19	United States	100,000	100,061
Royal Bank of Canada, secured note, 2.20%, 9/23/19	Canada	100,000	100,150
The Toronto-Dominion Bank, senior note, 2.25%, 11/05/19	Canada	100,000	100,265
Westpac Banking Corp., senior note, 4.875%, 11/19/19	Australia	100,000	105,172

			605,943

Capital Goods 15.1%
Boeing Capital Corp., senior note, 4.70%, 10/27/19	United States	100,000	104,898
Caterpillar Financial Services Corp., senior note, 2.25%, 12/01/19	United States	100,000	100,278
Deere & Co., senior note, 4.375%, 10/16/19	United States	100,000	104,221
Emerson Electric Co., senior bond, 4.875%, 10/15/19	United States	100,000	104,860
General Electric Co., senior secured note, first lien, 2.10%, 12/11/19	United States	100,000	100,077
Lockheed Martin Corp., senior note, 4.25%, 11/15/19	United States	100,000	104,102

			618,436

Commercial & Professional Services 1.3%
Republic Services Inc., senior note, 5.50%, 9/15/19	United States	50,000	52,783

Diversified Financials 5.0%
Goldman Sachs Group Inc., senior note, 2.55%, 10/23/19	United States	100,000	100,334
Morgan Stanley, senior note, 5.625%, 9/23/19	United States	100,000	105,752

			206,086

Energy 9.8%
Chevron Corp., senior note, 2.193%, 11/15/19	United States	100,000	100,402
Enterprise Products Operating LLC, senior note, 2.55%, 10/15/19	United States	50,000	50,198
Kinder Morgan Inc., senior note, 3.05%, 12/01/19	United States	50,000	50,455
Plains All American Pipeline LP/PAA Finance Corp., senior note, 2.60%, 12/15/19	United States	50,000	49,848
Pride International Inc., senior bond, 8.50%, 6/15/19	United States	50,000	53,125
Statoil ASA, senior note, 2.25%, 11/08/19	Norway	100,000	100,278

			404,306

Food & Staples Retailing 3.7%
Costco Wholesale Corp., senior note, 1.70%, 12/15/19	United States	100,000	99,455
Walgreens Boots Alliance Inc., senior note, 2.70%, 11/18/19	United States	50,000	50,374

			149,829

Food, Beverage & Tobacco 3.9%
Anheuser-Busch InBev Worldwide Inc., senior note, 6.875%, 11/15/19	Belgium	100,000	108,868
Mead Johnson Nutrition Co., senior note, 4.90%, 11/01/19	United Kingdom	50,000	52,548

			161,416

Health Care Equipment & Services 6.2%
Abbott Laboratories, senior note, 2.35%, 11/22/19	United States	50,000	50,083
Becton Dickinson and Co., senior note, 2.675%, 12/15/19	United States	50,000	50,251
UnitedHealth Group Inc., senior note, 2.30%, 12/15/19	United States	100,000	100,354
Zimmer Biomet Holdings Inc., senior bond, 4.625%, 11/30/19	United States	50,000	52,124

			252,812

Materials 3.7%
Eastman Chemical Co., senior bond, 5.50%, 11/15/19	United States	50,000	52,996
PPG Industries Inc., senior note, 2.30%, 11/15/19	United States	100,000	100,083

			153,079

38	Semiannual Report

FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Payout 2019 Fund (continued)

	Country	Principal Amount*	Value

Corporate Bonds (continued)
Media 2.4%
Scripps Networks Interactive Inc., senior note, 2.75%, 11/15/19	United States	$50,000	$50,166
Viacom Inc., senior note, 2.75%, 12/15/19	United States	50,000	50,089

			100,255

Pharmaceuticals, Biotechnology & Life Sciences 2.4%
Johnson & Johnson, senior note, 1.875%, 12/05/19	United States	100,000	99,793

Real Estate 1.3%
Weyerhaeuser Co., senior note, 7.375%, 10/01/19	United States	50,000	54,512

Telecommunication Services 1.3%
AT&T Inc., senior note, 5.875%, 10/01/19	United States	50,000	53,278

Utilities 7.5%
Dominion Energy Inc., senior note, 2.50%, 12/01/19	United States	50,000	50,120
DTE Energy Co., senior note, 2.40%, 12/01/19	United States	50,000	49,980
Georgia Power Co., senior note, 4.25%, 12/01/19	United States	100,000	104,287
Progress Energy Inc., senior bond, 4.875%, 12/01/19	United States	50,000	52,453
Public Service Electric and Gas Co., secured note, 2.00%, 8/15/19	United States	50,000	49,924

			306,764

Total Corporate Bonds (Cost $3,217,037)			3,219,292

U.S. Government and Agency Securities 17.5%
FFCB, 1.95%, 12/17/19	United States	150,000	150,243
FHLB, 1.25%, 12/13/19	United States	160,000	157,945
2.375%, 12/13/19	United States	210,000	212,055
FNMA, 1.75%, 11/26/19	United States	200,000	199,739

Total U.S. Government and Agency Securities
(Cost $723,058)			719,982

Total Investments before Short Term Investments (Cost $3,940,095)			3,939,274

		Shares

Short Term Investments (Cost $172,800) 4.2%

Money Market Funds 4.2%
[a,b] Institutional Fiduciary Trust Money Market Portfolio, 0.75%	United States	172,800	172,800

Total Investments (Cost $4,112,895) 100.0%			4,112,074
Other Assets, less Liabilities 0.0%†			200

Net Assets 100.0%			$4,112,274

See Abbreviations on page 63.

†Rounds to less than 0.1% of net assets.

*The principal amount is stated in U.S. dollars unless otherwise indicated.

aSee Note 3(d) regarding investments in affiliated management investment companies.

bThe rate shown is the annualized seven-day yield at period end.

The accompanying notes are an integral part of these financial statements. | Semiannual Report	39

FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin Payout 2020 Fund

	Six Months Ended
	November 30, 2017	Year Ended May 31,
	(unaudited)	2017	2016[a]

Class R6

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$10.17	$10.17	$10.00

Income from investment operations[b]:

Net investment income[c]	0.10	0.21	0.20

Net realized and unrealized gains (losses)	(0.09)	(0.01)	0.11

Total from investment operations	0.01	0.20	0.31

Less distributions from net investment income	—	(0.20)	(0.14)

Net asset value, end of period	$10.18	$10.17	$10.17

Total return[d]	0.10%	1.99%	3.10%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	2.85%	2.72%	3.59%

Expenses net of waiver and payments by affiliates	0.30%	0.30%	0.29%

Net investment income	2.00%	2.02%	2.01%

Supplemental data

Net assets, end of period (000’s)	$2,065	$2,062	$2,061

Portfolio turnover rate	—%	1.28%	4.23%

aFor the year June 1, 2015 (commencement of operations) to May 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

40	Semiannual Report | The accompanying notes are an integral part of these financial statements.

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Payout 2020 Fund (continued)

	Six Months Ended
	November 30, 2017	Year Ended May 31,
	(unaudited)	2017	2016[a]

Advisor Class

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$10.17	$10.17	$10.00

Income from investment operations[b]:

Net investment income[c]	0.10	0.21	0.20

Net realized and unrealized gains (losses)	(0.09)	(0.01)	0.11

Total from investment operations	0.01	0.20	0.31

Less distributions from net investment income	—	(0.20)	(0.14)

Net asset value, end of period	$10.18	$10.17	$10.17

Total return[d]	0.10%	2.00%	3.10%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	2.85%	2.72%	3.59%

Expenses net of waiver and payments by affiliates	0.31%	0.30%	0.29%

Net investment income	1.99%	2.02%	2.01%

Supplemental data

Net assets, end of period (000’s)	$2,064	$2,062	$2,061

Portfolio turnover rate	—%	1.28%	4.23%

aFor the year June 1, 2015 (commencement of operations) to May 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

The accompanying notes are an integral part of these financial statements. | Semiannual Report	41

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, November 30, 2017 (unaudited)

Franklin Payout 2020 Fund

	Country/ Organization	Principal Amount*	Value

Corporate Bonds 73.9%
Banks 5.0%
Bank of America Corp., senior note, 2.625%, 10/19/20	United States	$100,000	$ 100,468
JPMorgan Chase & Co., senior note, 4.25%, 10/15/20	United States	100,000	104,990

			205,458

Capital Goods 11.1%
Boeing Co., senior note, 1.65%, 10/30/20	United States	100,000	98,736
Caterpillar Financial Services Corp., senior note, 2.50%, 11/13/20	United States	100,000	100,612
Emerson Electric Co., senior bond, 4.25%, 11/15/20	United States	100,000	105,155
Lockheed Martin Corp., senior note, 2.50%, 11/23/20	United States	50,000	50,313
Raytheon Co., senior note, 3.125%, 10/15/20	United States	100,000	102,547

			457,363

Consumer Services 2.5%
Carnival Corp., senior note, 3.95%, 10/15/20	United States	50,000	52,173
Yum! Brands Inc., senior bond, 3.875%, 11/01/20	United States	50,000	51,187

			103,360

Diversified Financials 5.1%
Morgan Stanley, senior note, 5.50%, 7/24/20	United States	100,000	107,565
Northern Trust Corp., senior note, 3.45%, 11/04/20	United States	100,000	103,194

			210,759

Energy 7.6%
Energy Transfer Partners LP, senior note, 4.15%, 10/01/20	United States	50,000	51,767
Enterprise Products Operating LLC, senior note, 5.20%, 9/01/20	United States	50,000	53,585
Pride International Inc., senior bond, 6.875%, 8/15/20	United States	50,000	52,375
Statoil ASA, senior note, 2.90%, 11/08/20	Norway	100,000	101,729
Williams Partners LP, senior note, 4.125%, 11/15/20	United States	50,000	51,944

			311,400

Food, Beverage & Tobacco 7.5%
Coca Cola Co., senior note, 3.15%, 11/15/20	United States	100,000	103,083
Hershey Co., senior note, 4.125%, 12/01/20	United States	100,000	105,370
PepsiCo Inc., senior bond, 3.125%, 11/01/20	United States	100,000	102,636

			311,089

Health Care Equipment & Services 6.3%
Becton Dickinson and Co., senior note, 3.25%, 11/12/20	United States	50,000	50,815
Cigna Corp., senior bond, 4.375%, 12/15/20	United States	50,000	52,531
Laboratory Corp. of America Holdings, senior note, 4.625%, 11/15/20	United States	50,000	52,729
UnitedHealth Group Inc., senior note, 3.875%, 10/15/20	United States	100,000	104,088

			260,163

Household & Personal Products 2.5%
Colgate-Palmolive Co., senior note, 2.95%, 11/01/20	United States	100,000	102,178

Insurance 8.9%
AEGON Funding Co. LLC, senior bond, 5.75%, 12/15/20	Netherlands	100,000	108,976
Berkshire Hathaway Finance Corp., senior note, 2.90%, 10/15/20	United States	100,000	102,254
Prudential Financial Inc., senior note, 4.50%, 11/15/20	United States	50,000	52,926
Travelers Cos. Inc., senior note, 3.90%, 11/01/20	United States	100,000	104,206

			368,362

42	Semiannual Report

FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Payout 2020 Fund (continued)

	Country/ Organization		Principal Amount*	Value

Corporate Bonds (continued)
Materials 2.1%
The Dow Chemical Co., senior bond, 4.25%, 11/15/20	United States		$31,000	$32,492
[a] Georgia-Pacific LLC, senior note, 144A, 5.40%, 11/01/20	United States		50,000	54,120

				86,612

Media 1.3%

21st Century Fox America Inc., senior bond, 5.65%, 8/15/20	United States		50,000	54,018

Pharmaceuticals, Biotechnology & Life Sciences 2.5%
Amgen Inc., senior note, 3.45%, 10/01/20	United States		50,000	51,414
Celgene Corp., senior bond, 3.95%, 10/15/20	United States		50,000	51,951

				103,365

Technology Hardware & Equipment 0.2%

HP Inc., senior note, 3.75%, 12/01/20	United States		9,000	9,269

Utilities 11.3%
Alabama Power Co., senior note, 3.375%, 10/01/20	United States		100,000	102,683
Exelon Corp., senior note, 5.15%, 12/01/20	United States		50,000	53,322
Exelon Generation Co. LLC, senior bond, 4.00%, 10/01/20	United States		50,000	51,834
Kinder Morgan Energy Partners LP, senior bond, 5.30%, 9/15/20	United States		50,000	53,436
Pacific Gas & Electric Co., senior note, 3.50%, 10/01/20	United States		100,000	102,740
TransCanada PipeLines Ltd., senior bond, 3.80%, 10/01/20	Canada		100,000	103,735

				467,750

Total Corporate Bonds (Cost $3,042,367)				3,051,146

Foreign Government and Agency Securities 4.9%
Inter-American Development Bank, senior note, 2.125%, 11/09/20	Supranational	[b]	100,000	100,212
International Bank for Reconstruction and Development, senior note, 2.125%, 11/01/20	Supranational	[b]	100,000	100,245

Total Foreign Government and Agency Securities (Cost $201,371)				200,457

U.S. Government and Agency Securities 17.1%
FHLB, 3.125%, 12/11/20	United States		200,000	206,658
U.S. Treasury Note, 2.625%, 11/15/20	United States		145,000	147,985
2.00%, 11/30/20	United States		145,000	145,363
2.375%, 12/31/20	United States		205,000	207,767

Total U.S. Government and Agency Securities (Cost $710,557)				707,773

Total Investments before Short Term Investments (Cost $3,954,295)				3,959,376

			Shares

Short Term Investments (Cost $170,580) 4.1%

Money Market Funds 4.1%

[c,d] Institutional Fiduciary Trust Money Market Portfolio, 0.75%	United States		170,580	170,580

Total Investments (Cost $4,124,875) 100.0%				4,129,956

Other Assets, less Liabilities (0.0)%†				(844)

Net Assets 100.0%				$4,129,112

Semiannual Report	43

FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Payout 2020 Fund (continued)

See Abbreviations on page 63.

†Rounds to less than 0.1% of net assets.

*The principal amount is stated in U.S. dollars unless otherwise indicated.

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At November 30, 2017, the value of this security was $54,120, representing 1.3% of net assets.

bA supranational organization is an entity formed by two or more central governments through international treaties.

cSee Note 3(d) regarding investments in affiliated management investment companies.

dThe rate shown is the annualized seven-day yield at period end.

44	Semiannual Report | The accompanying notes are an integral part of these financial statements.

FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin Payout 2021 Fund

	Six Months Ended November 30, 2017	Year Ended May 31,
	(unaudited)	2017	2016[a]

Class R6

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$10.25	$10.30	$10.00

Income from investment operations[b]:

Net investment income[c]	0.11	0.23	0.22

Net realized and unrealized gains (losses)	(0.10)	(0.06)	0.23

Total from investment operations	0.01	0.17	0.45

Less distributions from net investment income	—	(0.22)	(0.15)

Net asset value, end of period	$10.26	$10.25	$10.30

Total return[d]	0.10%	1.68%	4.55%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	2.75%	2.85%	3.56%

Expenses net of waiver and payments by affiliates	0.30%	0.30%	0.29%

Net investment income	2.22%	2.22%	2.21%

Supplemental data

Net assets, end of period (000’s)	$2,084	$2,081	$2,090

Portfolio turnover rate	—%	—%	—%

aFor the year June 1, 2015 (commencement of operations) to May 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

The accompanying notes are an integral part of these financial statements. | Semiannual Report	45

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Payout 2021 Fund (continued)

	Six Months Ended November 30, 2017	Year Ended May 31,
	(unaudited)	2017	2016[a]

Advisor Class

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$10.25	$10.30	$10.00

Income from investment operations[b]:

Net investment income[c]	0.11	0.23	0.22

Net realized and unrealized gains (losses)	(0.10)	(0.06)	0.23

Total from investment operations	0.01	0.17	0.45

Less distributions from net investment income	—	(0.22)	(0.15)

Net asset value, end of period	$10.26	$10.25	$10.30

Total return[d]	0.10%	1.69%	4.55%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	2.75%	2.85%	3.56%

Expenses net of waiver and payments by affiliates	0.31%	0.30%	0.29%

Net investment income	2.20%	2.22%	2.21%

Supplemental data

Net assets, end of period (000’s)	$2,084	$2,081	$2,090

Portfolio turnover rate	—%	—%	—%

aFor the year June 1, 2015 (commencement of operations) to May 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

46	Semiannual Report | The accompanying notes are an integral part of these financial statements.

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, November 30, 2017 (unaudited)

Franklin Payout 2021 Fund

	Country/ Organization	Principal Amount*	Value

Corporate Bonds 73.6%
Capital Goods 9.9%
The Boeing Co., senior note, 2.35%, 10/30/21	United States	$100,000	$ 100,106
Emerson Electric Co., senior note, 2.625%, 12/01/21	United States	100,000	101,003
General Electric Co., senior note, 4.65%, 10/17/21	United States	100,000	107,233
John Deere Capital Corp., senior bond, 3.15%, 10/15/21	United States	100,000	102,665

			411,007

Consumer Services 2.4%
Marriott International Inc., senior note, N, 3.125%, 10/15/21	United States	50,000	50,660
Yum! Brands Inc., senior bond, 3.75%, 11/01/21	United States	50,000	51,312

			101,972

Diversified Financials 5.0%
Bank of New York Mellon Corp., senior note, 3.55%, 9/23/21	United States	100,000	104,311
Berkshire Hathaway Inc., senior note, 3.75%, 8/15/21	United States	100,000	105,693

			210,004

Energy 13.6%
BP Capital Markets PLC, senior note, 3.561%, 11/01/21	United Kingdom	100,000	104,166
ConocoPhillips Co., senior note, 2.875%, 11/15/21	United States	100,000	101,162
Halliburton Co., senior bond, 3.25%, 11/15/21	United States	100,000	102,169
Statoil ASA, senior note, 2.75%, 11/10/21	Norway	100,000	101,345
Total Capital SA, senior bond, 4.25%, 12/15/21	France	100,000	107,127
Williams Partners LP, senior note, 4.00%, 11/15/21	United States	50,000	51,875

			567,844

Food & Staples Retailing 2.4%
The Kroger Co., senior note, 2.95%, 11/01/21	United States	50,000	50,708
Walgreens Boots Alliance Inc., senior note, 3.30%, 11/18/21	United States	50,000	50,932

			101,640

Food, Beverage & Tobacco 3.7%
General Mills Inc., senior bond, 3.15%, 12/15/21	United States	50,000	51,131
Philip Morris International Inc., senior note, 2.90%, 11/15/21	United States	100,000	101,281

			152,412

Health Care Equipment & Services 3.8%
Express Scripts Holding Co., senior note, 4.75%, 11/15/21	United States	50,000	53,479
UnitedHealth Group Inc., senior note, 3.375%, 11/15/21	United States	100,000	103,222

			156,701

Insurance 1.3%
Prudential Financial Inc., senior note, 4.50%, 11/16/21	United States	50,000	53,368

Materials 5.0%
Air Products & Chemicals Inc., senior note, 3.00%, 11/03/21	United States	100,000	102,254
The Dow Chemical Co., senior bond, 4.125%, 11/15/21	United States	50,000	52,573
Ecolab Inc., senior note, 4.35%, 12/08/21	United States	50,000	53,540

			208,367

Pharmaceuticals, Biotechnology & Life Sciences 6.3%
Gilead Sciences Inc., senior note, 4.40%, 12/01/21	United States	100,000	106,928
Johnson & Johnson, senior note, 2.45%, 12/05/21	United States	100,000	101,005
PerkinElmer Inc., senior note, 5.00%, 11/15/21	United States	50,000	54,080

			262,013

Semiannual Report	47

FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Payout 2021 Fund (continued)

	Country/ Organization		Principal Amount*	Value

Corporate Bonds (continued)
Real Estate 3.9%
American Tower Corp., senior note, 5.90%, 11/01/21	United States		$50,000	$ 55,684
Simon Property Group LP, senior bond, 4.125%, 12/01/21	United States		100,000	105,689

				161,373

Semiconductors & Semiconductor Equipment 2.5%
Intel Corp., senior note, 3.30%, 10/01/21	United States		100,000	103,589

Software & Services 2.4%
International Business Machines Corp., senior note, 2.90%, 11/01/21	United States		100,000	101,481

Technology Hardware & Equipment 2.7%
Thomas & Betts Corp., senior bond, 5.625%, 11/15/21	United States		100,000	111,144

Telecommunication Services 3.8%
[a] Telstra Corp. Ltd., senior bond, 144A, 4.80%, 10/12/21	Australia		100,000	107,789
Verizon Communications Inc., senior note, 3.00%, 11/01/21	United States		50,000	50,681

				158,470

Transportation 1.2%
Norfolk Southern Corp., senior bond, 3.25%, 12/01/21	United States		50,000	51,076

Utilities 3.7%
Baltimore Gas & Electric Co., senior note, 3.50%, 11/15/21	United States		50,000	51,846
Pacific Gas & Electric Co., senior note, 3.25%, 9/15/21	United States		100,000	102,009

				153,855

Total Corporate Bonds (Cost $3,038,896)				3,066,316

Foreign Government and Agency Securities (Cost $100,113) 2.4%
European Investment Bank, senior note, 2.125%, 10/15/21	Supranational	[b]	100,000	99,700

U.S. Government and Agency Securities 17.3%
FFCB, 2.00%, 12/01/21	United States		200,000	199,070
FHLB, 2.625%, 12/10/21	United States		200,000	203,469
U.S. Treasury Note, 1.875%, 11/30/21	United States		160,000	159,022
2.125%, 12/31/21	United States		160,000	160,444

Total U.S. Government and Agency Securities (Cost $722,665)				722,005

Municipal Bonds (Cost $111,239) 2.7%
California State GO, Various Purpose, 5.70%, 11/01/21	United States		100,000	112,340

Total Investments before Short Term Investments (Cost $3,972,913)				4,000,361

			Shares

Short Term Investments (Cost $178,200) 4.3%

Money Market Funds 4.3%
[c,d] Institutional Fiduciary Trust Money Market Portfolio, 0.75%	United States		178,200	178,200

Total Investments (Cost $4,151,113) 100.3%				4,178,561
Other Assets, less Liabilities (0.3)%				(11,096)

Net Assets 100.0%				$4,167,465

48	Semiannual Report

FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Payout 2021 Fund (continued)

See Abbreviations on page 63.

*The principal amount is stated in U.S. dollars unless otherwise indicated.

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At November 30, 2017, the value of this security was $107,789, representing 2.6% of net assets.

bA supranational organization is an entity formed by two or more central governments through international treaties.

cSee Note 3(d) regarding investments in affiliated management investment companies.

dThe rate shown is the annualized seven-day yield at period end.

The accompanying notes are an integral part of these financial statements. | Semiannual Report	49

FRANKLIN FUND ALLOCATOR SERIES

Financial Statements

Statements of Assets and Liabilities

November 30, 2017 (unaudited)

	Franklin Payout 2017 Fund	Franklin Payout 2018 Fund	Franklin Payout 2019 Fund

Assets:
Investments in securities:

Cost - Unaffiliated issuers	$1,805,107	$3,289,238	$3,940,095
Cost - Non-controlled affiliates (Note 3d)	1,764,120	292,004	172,800

Value - Unaffiliated issuers	$1,805,001	$3,284,181	$3,939,274
Value - Non-controlled affiliates (Note 3d)	1,764,120	292,004	172,800
Receivables:
Interest	15,214	19,616	26,290
Affiliates	3,318	3,099	3,029
Other assets	422	1,058	183

Total assets	3,588,075	3,599,958	4,141,576

Liabilities:
Payables:
Transfer agent fees	87	131	134
Reports to shareholders	1,800	1,364	1,387
Registration and filing fees	7,446	6,218	6,224
Professional fees	21,478	22,036	21,531
Accrued expenses and other liabilities	20	20	26

Total liabilities	30,831	29,769	29,302

Net assets, at value	$3,557,244	$3,570,189	$4,112,274

Net assets consist of:
Paid-in capital	$3,523,308	$3,529,322	$4,043,899
Undistributed net investment income	33,256	45,212	67,973
Net unrealized appreciation (depreciation)	(106)	(5,057)	(821)
Accumulated net realized gain (loss)	786	712	1,223

Net assets, at value	$3,557,244	$3,570,189	$4,112,274

Class R6:
Net assets, at value	$1,778,722	$1,785,169	$2,056,223

Shares outstanding	176,398	176,701	202,465

Net asset value and maximum offering price per share	$10.08	$10.10	$10.16

Advisor Class:
Net assets, at value	$1,778,522	$1,785,020	$2,056,051

Shares outstanding	176,398	176,701	202,465

Net asset value and maximum offering price per share	$10.08	$10.10	$10.16

50	Semiannual Report | The accompanying notes are an integral part of these financial statements.

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)

November 30, 2017 (unaudited)

	Franklin Payout 2020 Fund	Franklin Payout 2021 Fund

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$3,954,295	$3,972,913
Cost - Non-controlled affiliates (Note 3d)	170,580	178,200

Value - Unaffiliated issuers	$3,959,376	$4,000,361
Value - Non-controlled affiliates (Note 3d)	170,580	178,200
Receivables:
Interest	25,361	25,677
Affiliates	4,178	3,298
Other assets	691	2

Total assets	4,160,186	4,207,538

Liabilities:
Payables:
Transfer agent fees	137	102
Reports to shareholders	2,657	2,918
Registration and filing fees	6,364	6,364
Professional fees	21,891	29,998
Accrued expenses and other liabilities	25	691

Total liabilities	31,074	40,073

Net assets, at value	$4,129,112	$4,167,465

Net assets consist of:
Paid-in capital	$4,049,677	$4,054,606
Undistributed net investment income	75,446	85,411
Net unrealized appreciation (depreciation)	5,081	27,448
Accumulated net realized gain (loss)	(1,092)	—

Net assets, at value	$4,129,112	$4,167,465

Class R6:
Net assets, at value	$2,064,642	$2,083,804
Shares outstanding	202,763	203,001
Net asset value and maximum offering price per share	$ 10.18	$ 10.26

Advisor Class:
Net assets, at value	$2,064,470	$2,083,661
Shares outstanding	202,763	203,001

Net asset value and maximum offering price per share	$ 10.18	$ 10.26

The accompanying notes are an integral part of these financial statements. | Semiannual Report	51

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Operations

for the six months ended November 30, 2017 (unaudited)

	Franklin Payout 2017 Fund	Franklin Payout 2018 Fund	Franklin Payout 2019 Fund

Investment income:
Dividends:
Non-controlled affiliates (Note 3d)	$ 1,716	$ 421	$ 267
Interest:
Unaffiliated issuers	20,308	29,879	43,096

Total investment income	22,024	30,300	43,363

Expenses:
Management fees (Note 3a)	5,338	5,362	6,189
Transfer agent fees: (Note 3c)
Class R6	79	78	83
Advisor Class	113	97	97
Custodian fees (Note 4)	14	15	17
Reports to shareholders	3,230	2,465	2,991
Registration and filing fees	20,591	19,364	19,401
Professional fees	22,974	21,899	21,380
Other	2,816	3,538	3,131

Total expenses	55,155	52,818	53,289
Expenses waived/paid by affiliates (Note 3e)	(49,724)	(47,366)	(47,015)

Net expenses	5,431	5,452	6,274

Net investment income	16,593	24,848	37,089

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	359	(212)	1,223

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	1,023	(9,278)	(28,505)

Net realized and unrealized gain (loss)	1,382	(9,490)	(27,282)

Net increase (decrease) in net assets resulting from operations	$ 17,975	$ 15,358	$ 9,807

52	Semiannual Report | The accompanying notes are an integral part of these financial statements.

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Operations (continued)

for the six months ended November 30, 2017 (unaudited)

	Franklin Payout 2020 Fund	Franklin Payout 2021 Fund

Investment income:
Dividends:
Non-controlled affiliates (Note 3d)	$296	$311
Interest:
Unaffiliated issuers	47,334	52,297

Total investment income	47,630	52,608

Expenses:
Management fees (Note 3a)	6,223	6,286
Transfer agent fees: (Note 3c)
Class R6	83	83
Advisor Class	100	97
Custodian fees (Note 4)	16	17
Reports to shareholders	3,280	2,917
Registration and filing fees	19,543	19,545
Professional fees	21,751	24,533
Other	8,242	4,229

Total expenses	59,238	57,707
Expenses waived/paid by affiliates (Note 3e)	(52,928)	(51,336)

Net expenses	6,310	6,371

Net investment income	41,320	46,237

Realized and unrealized gains (losses):
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(36,924)	(41,544)

Net realized and unrealized gain (loss)	(36,924)	(41,544)

Net increase (decrease) in net assets resulting from operations	$4,396	$4,693

The accompanying notes are an integral part of these financial statements. | Semiannual Report	53

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin Payout 2017 Fund		Franklin Payout 2018 Fund
	Six Months Ended November 30, 2017 (unaudited)	Year Ended May 31, 2017	Six Months Ended November 30, 2017 (unaudited)	Year Ended May 31, 2017

Increase (decrease) in net assets:
Operations:
Net investment income	$ 16,593	$ 40,023	$ 24,848	$ 50,147
Net realized gain (loss)	359	457	(212)	1,147
Net change in unrealized appreciation
(depreciation)	1,023	(1,347)	(9,278)	(9,175)

Net increase (decrease) in net assets resulting from operations	17,975	39,133	15,358	42,119

Distributions to shareholders from:
Net investment income:
Class R6	—	(19,933)	—	(24,667)
Advisor Class	—	(19,968)	—	(24,703)

Total distributions to shareholders	—	(39,901)	—	(49,370)

Net increase (decrease) in net assets	17,975	(768)	15,358	(7,251)

Net assets:
Beginning of period	3,539,269	3,540,037	3,554,831	3,562,082

End of period	$3,557,244	$3,539,269	$3,570,189	$3,554,831

Undistributed net investment income included in net assets:
End of period	$ 33,256	$ 16,663	$ 45,212	$ 20,364

54	Semiannual Report | The accompanying notes are an integral part of these financial statements.

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin Payout 2019 Fund		Franklin Payout 2020 Fund
	Six Months Ended November 30, 2017 (unaudited)	Year Ended May 31, 2017	Six Months Ended November 30, 2017 (unaudited)	Year Ended May 31, 2017

Increase (decrease) in net assets:
Operations:
Net investment income	$ 37,089	$ 74,679	$ 41,320	$ 83,350
Net realized gain (loss)	1,223	—	—	1,907
Net change in unrealized appreciation
(depreciation)	(28,505)	(11,881)	(36,924)	(2,572)

Net increase (decrease) in net assets resulting from operations	9,807	62,798	4,396	82,685

Distributions to shareholders from:
Net investment income:
Class R6	—	(36,930)	—	(40,249)
Advisor Class	—	(36,990)	—	(40,309)

Total distributions to shareholders	—	(73,920)	—	(80,558)

Net increase (decrease) in net assets	9,807	(11,122)	4,396	2,127

Net assets:
Beginning of period	4,102,467	4,113,589	4,124,716	4,122,589

End of period	$4,112,274	$4,102,467	$4,129,112	$4,124,716

Undistributed net investment income included in net assets:
End of period	$ 67,973	$ 30,884	$ 75,446	$ 34,126

The accompanying notes are an integral part of these financial statements. | Semiannual Report	55

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin Payout 2021 Fund
	Six Months Ended November 30, 2017 (unaudited)	Year Ended May 31, 2017

Increase (decrease) in net assets:
Operations:
Net investment income	$ 46,237	$ 92,727
Net realized gain (loss)	—	—
Net change in unrealized appreciation (depreciation)	(41,544)	(21,741)

Net increase (decrease) in net assets resulting from operations	4,693	70,986

Distributions to shareholders from:
Net investment income:
Class R6	—	(44,295)
Advisor Class	—	(44,336)

Total distributions to shareholders	—	(88,631)

Net increase (decrease) in net assets	4,693	(17,645)
Net assets:
Beginning of period	4,162,772	4,180,417

End of period	$4,167,465	$4,162,772

Undistributed net investment income included in net assets:

End of period	$ 85,411	$ 39,174

56	Semiannual Report | The accompanying notes are an integral part of these financial statements.

FRANKLIN FUND ALLOCATOR SERIES

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Franklin Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of twenty-four separate funds, five of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The Funds offer two classes of shares: Class R6 and Advisor Class. Each class of shares may differ by its voting rights on matters affecting a single class and fees due to differing arrangements for transfer agent fees.

The following summarizes the Funds’ significant accounting policies.

a. Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

Investments in open-end mutual funds are valued at the closing NAV.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

b. Income and Deferred Taxes

It is each Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Funds may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

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FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Organization and Significant Accounting

Policies (continued)

b. Income and Deferred Taxes (continued)

Each Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of November 30, 2017, each Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

c. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the Fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, excluding class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions by class are generally due to differences in class specific expenses.

d. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

e. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

At November 30, 2017, there were an unlimited number of shares authorized (without par value). During the period ended November 30, 2017 and the year ended May 31, 2017, there were no transactions of the Fund’s shares.

58	Semiannual Report

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Funds are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Funds pay an investment management fee to Advisers of 0.30% per year of the average daily net assets of each of the Funds.

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on each of the Funds’ average daily net assets, and is not an additional expense of the Funds.

c. Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Effective November 1, 2017, the fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. Prior to November 1, 2017, the fees were account based fees that varied based on fund or account type. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. Class R6 pays Investor Services transfer agent fees specific to that class.

For the period ended November 30, 2017, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

	Franklin Payout 2017 Fund	Franklin Payout 2018 Fund	Franklin Payout 2019 Fund	Franklin Payout 2020 Fund	Franklin Payout 2021 Fund
Transfer agent fees	$44	$44	$44	$44	$44

d. Investments in Affiliated Management Investment Companies

Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended November 30, 2017, investments in affiliated management investment companies were as follows:

	Number of Shares Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Value at End of Period	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)
Franklin Payout 2017 Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio,0.75%	55,117	2,003,633	(294,630)	1,764,120	$1,764,120	$1,716	$—	$—

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FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3. Transactions with Affiliates (continued)

d. Investments in Affiliated Management Investment Companies (continued)

	Number of Shares Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Value at End of Period	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)

Franklin Payout 2018 Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 0.75%	94,103	255,190	(57,289)	292,004	$292,004	$421	$—	$—

Franklin Payout 2019 Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 0.75%	70,658	206,535	(104,393)	172,800	$172,800	$267	$—	$—

Franklin Payout 2020 Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 0.75%	166,974	166,572	(162,966)	170,580	$170,580	$296	$—	$—

Franklin Payout 2021 Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 0.75%	67,054	170,412	(59,266)	178,200	$178,200	$311	$—	$—

e. Waiver and Expense Reimbursements

Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Funds so that the expenses (excluding acquired fund fees and expenses) for Advisor Class does not exceed 0.44%, and Class R6 does not exceed 0.30% based on the average net assets of each class (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until September 30, 2018. Total expenses waived or paid are not subject to recapture subsequent to the Funds’ fiscal year end.

f. Other Affiliated Transactions

At November 30, 2017, Advisers owned 100% of the Funds’ outstanding shares. Investment activities of this shareholder could have a material impact on the Funds.

4. Expense Offset Arrangement

The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. During the period ended November 30, 2017, there were no credits earned.

60	Semiannual Report

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

5. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At May 31, 2017, the capital loss carryforwards were as follows:

Franklin Payout 2020 Fund
Capital loss carryforwards:
Short term	$1,092

At November 30, 2017, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin Payout 2017 Fund	Franklin Payout 2018 Fund	Franklin Payout 2019 Fund	Franklin Payout 2020 Fund	Franklin Payout 2021 Fund
Cost of investments	$3,569,012	$3,581,155	$4,112,531	$4,124,875	$4,149,660

Unrealized appreciation	$249	$1,234	$5,902	$12,836	$30,685
Unrealized depreciation	(140)	(6,204)	(6,359)	(7,755)	(1,784)
Net unrealized appreciation (depreciation)	$109	$(4,970)	$(457)	$5,081	$28,901

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of bond discounts and premiums.

6. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended November 30, 2017, were as follows:

	Franklin Payout 2017 Fund	Franklin Payout 2018 Fund	Franklin Payout 2019 Fund	Franklin Payout 2020 Fund	Franklin Payout 2021 Fund
Purchases	$ —	$ —	$50,499	$101,931	$ —
Sales	$2,013,662	$106,431	$55,865	$ —	$ —

7. Credit Facility

The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 9, 2018. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statements of Operations. During the period ended November 30, 2017, the Funds did not use the Global Credit Facility.

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FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

8. Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments

•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of November 30, 2017, in valuing the Funds’ assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total

Franklin Payout 2017 Fund
Assets:
Investments in Securities:
Corporate Bonds	$—	$950,101	$—	$950,101
U.S. Government and Agency Securities	—	305,063	—	305,063
Short Term Investments	2,313,957	—	—	2,313,957

Total Investments in Securities	$2,313,957	$1,255,164	$—	$3,569,121

Franklin Payout 2018 Fund
Assets:
Investments in Securities:
Corporate Bonds	$—	$2,677,412	$—	$2,677,412
U.S. Government and Agency Securities	—	606,769	—	606,769
Short Term Investments	292,004	—	—	292,004

Total Investments in Securities	$292,004	$3,284,181	$—	$3,576,185

Franklin Payout 2019 Fund
Assets:
Investments in Securities:
Corporate Bonds	$—	$3,219,292	$—	$3,219,292
U.S. Government and Agency Securities	—	719,982	—	719,982
Short Term Investments	172,800	—	—	172,800

Total Investments in Securities	$172,800	$3,939,274	$—	$4,112,074

Franklin Payout 2020 Fund
Assets:
Investments in Securities:
Corporate Bonds	$—	$3,051,146	$—	$3,051,146
Foreign Government and Agency Securities	—	200,457	—	200,457
U.S. Government and Agency Securities	—	707,773	—	707,773
Short Term Investments	170,580	—	—	170,580

Total Investments in Securities	$170,580	$3,959,376	$—	$4,129,956

62	Semiannual Report

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	Level 1	Level 2	Level 3	Total

Franklin Payout 2021 Fund
Assets:
Investments in Securities:
Corporate Bonds	$—	$3,066,316	$—	$3,066,316
Foreign Government and Agency Securities	—	99,700	—	99,700
U.S. Government and Agency Securities	—	722,005	—	722,005
Municipal Bonds	—	112,340	—	112,340
Short Term Investments	178,200	—	—	178,200

Total Investments in Securities	$178,200	$4,000,361	$—	$4,178,561

9. New Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities acquired at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities acquired at a discount, which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

10. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure, except for the following:

On October 24, 2017, the Board for Franklin Payout 2017 approved a proposal to liquidate the Fund. The Fund liquidated on December 29, 2017.

Abbreviations

Selected Portfolio
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FNMA	Federal National Mortgage Association
GO	General Obligation

Semiannual Report	63

FRANKLIN FUND ALLOCATOR SERIES

Shareholder Information

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the US Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the US Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

64	Semiannual Report

Semiannual Report
Franklin Fund Allocator Series
Investment Manager
Franklin Advisers, Inc.
Distributor
Franklin Templeton Distributors, Inc.
Shareholder Services
(800) 321-8563

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

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© 2017-2018 Franklin Templeton Investments. All rights reserved.	FAS3 S 01/18

FRANKLIN TEMPLETON INVESTMENTS

Semiannual Report
November 30, 2017

Franklin Fund Allocator Series

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Franklin Templeton Investments

Gain From Our Perspective®

At Franklin Templeton Investments, we’re dedicated to one goal: delivering exceptional asset management for our clients. By bringing together multiple, world-class investment teams in a single firm, we’re able to offer specialized expertise across styles and asset classes, all supported by the strength and resources of one of the world’s largest asset managers. This has helped us to become a trusted partner to individual and institutional investors across the globe.

Visit nextstepfunds.com for fund updates and

to find helpful financial planning tools.

Not FDIC Insured | May Lose Value | No Bank Guarantee

nextstepfunds.com	Not part of the semiannual report	1

Semiannual Report

Economic and Market Overview

The global economy generally expanded during the six-month period under review. In this environment, global developed and emerging market stocks rose, as measured by the MSCI All Country World Index. Global markets were aided by price gains in oil and other commodities, generally upbeat economic data across regions, the European Central Bank’s (ECB’s) extension of its monetary easing program, and encouraging corporate earnings reports. The US Senate’s approval of a budget plan in October and its subsequent vote near period-end to begin debate on a tax bill, which raised expectations for reforms, also aided global markets.

However, investors expressed concerns about the terms of the UK’s exit from the European Union (also known as “Brexit”), geopolitical tensions in the Korean peninsula and other regions, hawkish comments from key central bankers and uncertainty about the US government’s ability to implement a tax reform plan.

The US economy strengthened in 2017’s third quarter compared to the second quarter, largely due to growth in consumer spending across goods and services, business and inventory investment, as well as net exports due to lower imports. The unemployment rate decreased from 4.3% in May 2017 to 4.1% at period-end.1 Annual inflation, as measured by the Consumer Price Index, increased from 1.9% to 2.2% at period-end.1 At its June meeting, the US Federal Reserve (Fed) raised its target range for the federal funds rate 0.25% to 1.00%–1.25%, amid signs of a growing US economy, strengthening labor market and improving business spending. At its subsequent meetings, the Fed kept its target range unchanged. However, minutes of its October 31–November 1 meeting indicated that the Fed continued to maintain a positive outlook for the US economy and signaled the possibility of a third rate hike in 2017, though concerns about the ongoing softness in inflation remained.

In Europe, the UK’s economic growth accelerated in 2017’s third quarter over the previous quarter, largely due to growth in the services sector. In November, the Bank of England raised its key policy rate 0.25%, its first increase in a decade. The eurozone’s growth moderated in 2017’s third quarter over the previous quarter. The bloc’s annual inflation rate, while low, ended higher than it was at the start of the period. The ECB kept its benchmark interest rate unchanged during the period. However, at its October meeting, the ECB extended the time frame for its massive bond-buying program from December 2017 to at least September 2018, while reducing the amount of monthly bond purchases in half beginning in January 2018.

In Asia, Japan’s quarterly gross domestic product (GDP) grew for the seventh consecutive quarter, although third-quarter 2017 growth was lower than the previous quarter. At its October 2017 meeting, the Bank of Japan left its benchmark interest rate unchanged and continued its monetary stimulus measures, while reducing its fiscal 2017 inflation forecast.

In emerging markets, Brazil’s GDP grew for the third consecutive quarter, although third-quarter growth slowed from the previous quarter. The country’s central bank cut its benchmark interest rate several times during the period to spur economic growth. Russia’s GDP grew in 2017’s third quarter compared to the prior-year period, amid the Bank of Russia’s continued policy support. China’s GDP grew faster in 2017’s third quarter compared to the prior-year period. The People’s Bank of China left its benchmark interest rate unchanged during the period. Overall, emerging market stocks, as measured by the MSCI Emerging Markets Index, rose substantially during the period.

The foregoing information reflects our analysis and opinions as of November 30, 2017. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

1. Source: US Bureau of Labor Statistics.

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Franklin NextStep Conservative Fund

This semiannual report for Franklin NextStep Conservative Fund covers the period ended November 30, 2017.

Your Fund’s Goals and Main Investments

The Fund seeks the highest level of long-term total return consistent with a conservative level of risk.1 As a “fund of funds,” it seeks to achieve its investment goal by investing its assets in underlying funds (i.e., other mutual funds and exchange-traded funds (ETFs)) managed by Franklin Templeton as well as those managed by unaffiliated investment managers. Under normal market conditions, we allocate the Fund’s assets among the broad asset classes of equity and debt investments by investing primarily in a distinctly weighted combination of underlying funds, based on each underlying fund’s predominant asset class. These underlying funds, in turn, invest in a variety of US and foreign equity, debt and derivative investments.

Performance Overview

The Fund’s Class A shares delivered a +3.08% cumulative total return for the six months under review. In comparison, the Fund’s blended benchmark, which is 60% Bloomberg Barclays US Aggregate Bond Index, 15% Bloomberg Barclays Multiverse ex USD Index (Hedged to US Dollar), 15% Standard & Poor’s 500® Index (S&P 500®) and 10% MSCI All Country World Index (ACWI) ex USA, generated a +3.14% total return.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 5.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to nextstepfunds.com or call (800) 342-5236.

Investment Strategy

The Fund seeks to maintain a target exposure, principally through investment in underlying funds, of 25% to equities and equity-related securities and 75% to debt securities. The Fund’s asset allocation may change from time to time and deviate from its target exposure based on market conditions and our strategic

Asset Allocation*

Based on Total Net Assets as of 11/30/17

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

and tactical asset allocation views. However, the Fund’s equity and debt investments will typically be in the 10%–30% and 70%–90% range, respectively. The risk profile of underlying funds will be considered when determining allocations. The Fund may also invest directly in securities of each asset class and may use currency forwards for hedging purposes.

What is a currency forward contract?

A currency forward contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency in exchange for another currency at a specific exchange rate on a future date.

Risk control will be an integral part of the Fund’s investment process. Among other things, we will analyze portfolio volatility, portfolio concentration, expected extreme events and expected instability in returns among various asset classes and types of investments. When selecting equity funds for purchase or sale, we consider the underlying funds’ foreign and domestic exposure, market capitalization ranges and investment style (growth vs. value). When selecting debt funds for purchase or sale, we focus primarily on maximizing income appropriate to the Fund’s risk profile and consider the overall credit quality, duration and maturity of the underlying funds’ portfolios.

1. The risk/reward potential is based on the Fund’s goal and level of risk. It is not indicative of the Fund’s actual or implied performance or portfolio composition, which may change on a continuous basis.

2. Source: Morningstar.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sale charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 23.

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FRANKLIN NEXTSTEP CONSERVATIVE FUND

What is duration?

Duration is a measure of a bond’s price sensitivity to interest-rate changes. In general, a portfolio of securities with a lower duration can be expected to be less sensitive to interest-rate changes than a portfolio with a higher duration.

Top 10 Fund Holdings

11/30/17

% of Total Net Assets
iShares Core U.S. Aggregate Bond ETF	17.0%
Franklin Low Duration Total Return Fund – Class R6	12.1%
Delaware Corporate Bond Fund – Class I	11.2%
Franklin Strategic Income Fund – Class R6	10.8%
Templeton Global Total Return Fund – Class R6	10.4%
iShares 3-7 Year Treasury Bond ETF	9.0%
iShares Core S&P 500 ETF	5.9%
Franklin Growth Fund – Class R6	3.6%
Delaware Value Fund – Class I	3.4%
Van Eck Emerging Markets Fund – Class I	2.2%

Manager’s Discussion

The Fund’s performance can be attributed mainly to our allocation among equities and fixed income securities and to the performance of the underlying funds we selected for investment.

On November 30, 2017, the portfolio was diversified across capitalization sizes, regions and investment styles for both the equity and fixed income allocations. At period-end, Franklin NextStep Conservative Fund allocated 70.6% of total net assets to fixed income and 26.1% to equity. Domestic fixed income exposure was 85.3% of the total fixed income weighting, with the balance represented by foreign fixed income. iShares Core U.S. Aggregate Bond ETF, at 17.0% of the Fund’s total net assets, was our largest fixed income weighting at period-end. On the equity side, domestic exposure was 56.3% of the Fund’s total equity weighting, with the balance represented by foreign equity. iShares Core S&P 500 ETF was our largest equity weighting at period-end with 5.9% of the Fund’s total net assets.

During the reporting period, our largest domestic fixed income fund holding, iShares Core U.S. Aggregate Bond ETF, performed in line with the Bloomberg Barclays US Aggregate Bond Index, while our largest global fixed income fund holding, Templeton Global Total Return Fund – Class R6 outperformed the Bloomberg Barclays Multiverse ex USD

CFA® is a trademark owned by CFA Institute.

Index (Hedged to US Dollar). On the equity side, our largest equity fund holding, iShares Core S&P 500 ETF, performed in line with the S&P 500, while our largest foreign equity fund holding, Van Eck Emerging Markets Fund – Class I, outperformed the MSCI ACWI ex USA.

Thank you for your participation in Franklin NextStep Conservative Fund. We look forward to serving your future investment needs.

Thomas A. Nelson, CFA

Stephen R. Lingard, CFA

John G. Levy, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of November 30, 2017, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN NEXTSTEP CONSERVATIVE FUND

Performance Summary as of November 30, 2017

The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 11/30/171

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.75% and the minimum is 0%. Class A: 5.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit nextstepfunds.com.

Share Class	Cumulative Total Return[2]	Average Annual Total Return[3]

A
6-Month	+3.08%	-2.85%
1-Year	+7.74%	+1.51%
Since Inception (2/5/16)	+12.70%	+3.37%

Advisor[4]
6-Month	+3.27%	+3.27%
1-Year	+7.93%	+7.93%
Since Inception (2/5/16)	+13.09%	+7.00%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to nextstepfunds.com or call (800) 342-5236.

See page 6 for Performance Summary footnotes.

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FRANKLIN NEXTSTEP CONSERVATIVE FUND

PERFORMANCE SUMMARY

Distributions (6/1/17–11/30/17)

Share Class	Net Investment Income
A	$0.1014
C	$0.0465
Advisor	$0.1217

Total Annual Operating Expenses5

Share Class	With Waiver	Without Waiver

A	1.03%	6.83%

Advisor	0.78%	6.58%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

While an asset allocation plan can be a valuable tool to help reduce overall volatility, all investments involve risks, including possible loss of principal. Because the Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. In addition, the Fund’s shareholders will indirectly bear the fees and expenses of the underlying funds. The risks described herein are the principal risks of the Fund and the underlying funds. Typically, the more aggressive the investment, or the greater the potential return, the more risk involved. Generally, investors should be comfortable with some fluctuation in the value of their investments, especially over the short term. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in a fund adjust to a rise in interest rates, that fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. Investments in derivatives involve costs and create economic leverage, which may result in significant volatility and cause the funds to participate in losses (as well as gains) that significantly exceed the funds’ initial investment. These risks are described in the Fund’s prospectus. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives and risk tolerance. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results.

1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund, contractually guaranteed through 9/30/18. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.

4. Effective 6/15/16, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 6/15/16, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 6/15/16, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 6/15/16 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +8.37% and +5.66%.

5. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN NEXTSTEP CONSERVATIVE FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 6/1/17	Ending Account Value 11/30/17	Expenses Paid During Period 6/1/17–11/30/17[1,2]	Ending Account Value 11/30/17	Expenses Paid During Period 6/1/17–11/30/17[1,2]	Net Annualized Expense Ratio[2]
A	$1,000	$1,030.80	$3.05	$1,022.06	$3.04	0.60%
C	$1,000	$1,026.80	$6.86	$1,018.30	$6.83	1.35%
Advisor	$1,000	$1,032.70	$1.78	$1,023.31	$1.78	0.35%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

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Franklin NextStep Moderate Fund

We are pleased to bring you Franklin NextStep Moderate Fund’s semiannual report for the period ended November 30, 2017.

Your Fund’s Goals and Main Investments

The Fund seeks the highest level of long-term total return consistent with a moderate level of risk.1 As a “fund of funds,” it seeks to achieve its investment goal by investing its assets in underlying funds (i.e., other mutual funds and exchange-traded funds (ETFs)) managed by Franklin Templeton as well as those managed by unaffiliated investment managers. Under normal market conditions, we allocate the Fund’s assets among the broad asset classes of equity, debt and alternative investments by investing primarily in a distinctly weighted combination of underlying funds, based on each underlying fund’s predominant asset class. These underlying funds, in turn, invest in a variety of US and foreign equity, debt and derivative investments.

Performance Overview

The Fund’s Class A shares delivered a cumulative total return of +6.77% for the six months under review. In comparison, the Fund’s blended benchmark, which is 35% Standard & Poor’s 500 Index (S&P 500), 25% MSCI All Country World Index (ACWI) ex USA, 25% Bloomberg Barclays US Aggregate Bond Index and 15% Bloomberg Barclays Multiverse ex USD Index (Hedged to US Dollar), generated a +6.50% total return.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 11.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to nextstepfunds.com or call (800) 342-5236.

Investment Strategy

The Fund seeks to maintain a target exposure, principally through investment in underlying funds, of 60% to equities and equity-related securities and 40% to debt securities. The Fund may also invest up to 5% in alternative investment funds. The

Asset Allocation*

Based on Total Net Assets as of 11/30/17

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

Fund’s asset allocation may change from time to time and deviate from its target exposure based on market conditions and our strategic and tactical asset allocation views. However, the Fund’s equity, debt and alternative investments will typically be in the 45%–65%, 35%–55% and 0%–5% range, respectively. The risk profile of underlying funds will be considered when determining allocations. The Fund may also invest directly in securities of each asset class and may use currency forwards for hedging purposes.

What is a currency forward contract?

A currency forward contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency in exchange for another currency at a specific exchange rate on a future date.

Risk control will be an integral part of the Fund’s investment process. Among other things, we will analyze portfolio volatility, portfolio concentration, expected extreme events and expected instability in returns among various asset classes and types of investments. When selecting equity funds for purchase

1. The risk/reward potential is based on the Fund’s goal and level of risk. It is not indicative of the Fund’s actual or implied performance or portfolio composition, which may change on a continuous basis.

2. Source: Morningstar.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sale charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 27.

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FRANKLIN NEXTSTEP MODERATE FUND

or sale, we consider the underlying funds’ foreign and domestic exposure, market

Top 10 Fund Holdings

11/30/17

% of Total Net Assets
iShares Core S&P 500 ETF	15.4%
iShares Core U.S. Aggregate Bond ETF	8.6%
Franklin Growth Fund – Class R6	8.6%
Delaware Value Fund – Class I	7.0%
Franklin Low Duration Total Return Fund – Class R6	5.9%
Franklin Strategic Income Fund – Class R6	5.3%
Franklin Mutual European Fund – Class R6	5.2%
Delaware Corporate Bond Fund – Class I	5.1%
Columbia European Equity Fund – Class Z	5.0%
Templeton Global Total Return Fund – Class R6	5.0%

capitalization ranges and investment style (growth vs. value). When selecting debt funds for purchase or sale, we focus primarily on maximizing income appropriate to the Fund’s risk profile and consider the overall credit quality, duration and maturity of the underlying funds’ portfolios. When selecting alternative investment funds for purchase or sale, we focus primarily on the specific alternative strategy employed by the fund; how the fund generates alpha (a measurement of how well the fund performed compared to a benchmark index); how the fund is expected to correlate to different markets; the strategies, methods and techniques the underlying fund uses to hedge certain markets or investments; and how a fund’s net asset value typically reduces when the market falls (the lower correlation between these two factors, the better).

What is duration?

Duration is a measure of a bond’s price sensitivity to interest-rate changes. In general, a portfolio of securities with a lower duration can be expected to be less sensitive to interest-rate changes than a portfolio with a higher duration.

Manager’s Discussion

The Fund’s performance can be attributed mainly to our allocation among equities and fixed income securities and to the performance of the underlying funds we selected for investment.

On November 30, 2017, the portfolio was diversified across capitalization sizes, regions and investment styles for both the equity and fixed income allocations. At period-end, Franklin NextStep Moderate Fund allocated 63.1% of total net assets to equity, 34.3% to fixed income and 2.0% to alternative strategies. Domestic equity exposure was 54.5% of the total equity weighting, with the balance represented by foreign equity. iShares Core S&P 500 ETF, at 15.4% of the total net assets, was our largest equity weighting at period-end. On the fixed income side, domestic exposure was 85.4% of the Fund’s total fixed income weighting, with the balance represented by foreign fixed income. iShares Core U.S. Aggregate Bond ETF, at 8.6% of the Fund’s total net assets, was our largest fixed income weighting at period-end.

During the reporting period, our largest domestic equity fund holding, iShares Core S&P 500 ETF, performed in line with the S&P 500, while our largest foreign equity fund holding, Franklin Mutual European – Class R6, underperformed the MSCI ACWI ex USA. On the fixed income side, our largest domestic fixed income fund holding, iShares Core U.S. Aggregate Bond ETF, performed in line with the Bloomberg Barclays US Aggregate Bond Index, while our largest global fixed income fund holding, Templeton Global Total Return Fund – Class R6, outperformed the Bloomberg Barclays Multiverse ex USD Index (Hedged to US Dollar).

Thank you for your participation in Franklin NextStep Moderate Fund. We look forward to serving your future investment needs.

Thomas A. Nelson, CFA

Stephen R. Lingard, CFA

John G. Levy, CFA

Portfolio Management Team

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FRANKLIN NEXTSTEP MODERATE FUND

The foregoing information reflects our analysis, opinions and portfolio holdings as of November 30, 2017, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN NEXTSTEP MODERATE FUND

Performance Summary as of November 30, 2017

The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 11/30/171

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.75% and the minimum is 0%. Class A: 5.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit nextstepfunds.com.

Share Class	Cumulative Total Return[2]	Average Annual Total Return[3]

A
6-Month	+6.77%	+0.66%
1-Year	+13.80%	+7.22%
Since Inception (2/5/16)	+24.51%	+9.19%

Advisor[4]
6-Month	+6.84%	+6.84%
1-Year	+14.05%	+14.05%
Since Inception(2/5/16)	+24.98%	+13.04%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to nextstepfunds.com or call (800) 342-5236.

See page 12 for Performance Summary footnotes.

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FRANKLIN NEXTSTEP MODERATE FUND

PERFORMANCE SUMMARY

Distributions (6/1/17–11/30/17)

Share Class	Net Investment Income

A	$0.0398

C	$0.0141

Advisor	$0.0481

Total Annual Operating Expenses5

Share Class	With Waiver	Without Waiver

A	1.18%	2.97%

Advisor	0.93%	2.72%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

While an asset allocation plan can be a valuable tool to help reduce overall volatility, all investments involve risks, including possible loss of principal. Because the Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. In addition, the Fund’s shareholders will indirectly bear the fees and expenses of the underlying funds. The risks described herein are the principal risks of the Fund and the underlying funds. Typically, the more aggressive the investment, or the greater the potential return, the more risk involved. Generally, investors should be comfortable with some fluctuation in the value of their investments, especially over the short term. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in a fund adjust to a rise in interest rates, that fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. Investments in derivatives involve costs and create economic leverage, which may result in significant volatility and cause the funds to participate in losses (as well as gains) that significantly exceed the funds’ initial investment. These risks are described in the Fund’s prospectus. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives and risk tolerance. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results.

1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund, contractually guaranteed through 9/30/18. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.

4. Effective 6/15/16, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 6/15/16, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 6/15/16, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 6/15/16 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +16.68% and +11.14%.

5. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN NEXTSTEP MODERATE FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 6/1/17	Ending Account Value 11/30/17	Expenses Paid During Period 6/1/17–11/30/17[1,2]	Ending Account Value 11/30/17	Expenses Paid During Period 6/1/17–11/30/17[1,2]	Net Annualized Expense Ratio[2]
A	$1,000	$1,067.70	$3.11	$1,022.06	$3.04	0.60%
C	$1,000	$1,063.20	$6.98	$1,018.30	$6.83	1.35%
Advisor	$1,000	$1,068.40	$1.81	$1,023.31	$1.78	0.35%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

nextstepfunds.com	Semiannual Report	13

Franklin NextStep Growth Fund

We are pleased to bring you Franklin NextStep Growth Fund’s semiannual report for the period ended November 30, 2017.

Your Fund’s Goals and Main Investments

The Fund seeks the highest level of long-term total return consistent with a growth-oriented level of risk.1 As a “fund of funds,” it seeks to achieve its investment goal by investing its assets in underlying funds (i.e., other mutual funds and exchange-traded funds (ETFs)) managed by Franklin Templeton as well as those managed by unaffiliated investment managers. Under normal market conditions, we allocate the Fund’s assets among the broad asset classes of equity, debt and alternative investments by investing primarily in a distinctly weighted combination of underlying funds, based on each underlying fund’s predominant asset class. These underlying funds, in turn, invest in a variety of US and foreign equity, debt and derivative investments.

Performance Overview

The Fund’s Class A shares delivered a cumulative total return of +8.36% for the six months under review. In comparison, the Fund’s blended benchmark, which is 45% Standard & Poor’s 500 Index (S&P 500), 30% MSCI All Country World Index (ACWI) ex USA, 15% Barclays US Aggregate Bond Index and 10% Barclays Multiverse ex USD Index (Hedged to US Dollar), generated a +7.94% total return.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 17.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to nextstepfunds.com or call (800) 342-5236.

Investment Strategy

The Fund seeks to maintain a target exposure, principally through investment in underlying funds, of 75% to equities and equity-related securities and 25% to debt securities. The Fund may also invest up to 10% in alternative investment funds. The Fund’s asset allocation may change from time to time and

Asset Allocation*,**

Based on Total Net Assets as of 11/30/17

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

**Figures reflect certain derivatives held in the portfolio (or their underlying reference assets) and may not total 100% or may be negative due to rounding, use of derivatives, unsettled trades or other factors.

deviate from its target exposure based on market conditions and our strategic and tactical asset allocation views. However, the Fund’s equity, debt and alternative investments will typically be in the 60%–80%, 20%–40% and 0%–10% range, respectively. The risk profile of underlying funds will be considered when determining allocations. The Fund may also invest directly in securities of each asset class and may use currency forwards for hedging purposes.

What is a currency forward contract?

A currency forward contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency in exchange for another currency at a specific exchange rate on a future date.

Risk control will be an integral part of the Fund’s investment process. Among other things, we will analyze portfolio volatility, portfolio concentration, expected extreme events and expected instability in returns among various asset classes and types of investments. When selecting equity funds for purchase

1. The risk/reward potential is based on the Fund’s goal and level of risk. It is not indicative of the Fund’s actual or implied performance or portfolio composition, which may change on a continuous basis.

2. Source: Morningstar.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sale charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 32.

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FRANKLIN NEXTSTEP GROWTH FUND

or sale, we consider the underlying funds’ foreign and domestic exposure, market capitalization ranges and investment style (growth vs. value).

Top 10 Fund Holdings

11/30/17

% of Total Net Assets
iShares Core S&P 500 ETF	20.3%
Franklin Growth Fund – Class R6	11.0%
Delaware Value Fund – Class I	8.6%
Franklin Mutual European Fund – Class R6	6.3%
Columbia European Equity Fund – Class Z	5.9%
Van Eck Emerging Markets Fund – Class I	5.7%
iShares Core MSCI Europe ETF	5.6%
iShares Core U.S. Aggregate Bond ETF	5.0%
Hennessy Japan Fund – Class I	4.5%
Pioneer Fundamental Growth Fund – Class K	4.3%

When selecting debt funds for purchase or sale, we focus primarily on maximizing income appropriate to the Fund’s risk profile and consider the overall credit quality, duration and maturity of the underlying funds’ portfolios. When selecting alternative investment funds for purchase or sale, we focus primarily on the specific alternative strategy employed by the fund; how the fund generates alpha (a measurement of how well the fund performed compared to a benchmark index); how the fund is expected to correlate to different markets; the strategies, methods and techniques the underlying fund uses to hedge certain markets or investments; and how a fund’s net asset value typically reduces when the market falls (the lower correlation between these two factors, the better).

What is duration?

Duration is a measure of a bond’s price sensitivity to interest-rate changes. In general, a portfolio of securities with a lower duration can be expected to be less sensitive to interest-rate changes than a portfolio with a higher duration.

Manager’s Discussion

The Fund’s performance can be attributed mainly to our allocation among equities and fixed income securities and to the performance of the underlying funds we selected for investment.

On November 30, 2017, the portfolio was diversified across capitalization sizes, regions and investment styles for both the equity and fixed income allocations. At period-end, Franklin NextStep Growth Fund allocated 78.7% of total net assets to equity, 19.7% to fixed income and 2.0% to alternative strategies. Domestic equity exposure was 56.0% of the total equity weighting, with the balance represented by foreign equity. iShares Core S&P 500 ETF was our largest equity weighting at period-end with 20.3% of total net assets. On the fixed income side, domestic exposure was 84.8% of the Fund’s total fixed income weighting, with the balance represented by foreign fixed income. iShares Core U.S. Aggregate Bond ETF, representing 5.0% of the Fund’s total net assets, was our largest fixed income weighting at period-end.

During the reporting period, our largest domestic equity fund holding, iShares Core S&P 500 ETF, performed in line with the S&P 500, while our largest foreign equity fund holding, Franklin Mutual European – Class R6, underperformed the MSCI ACWI ex USA. On the fixed income side, our largest domestic fixed income fund holding, iShares Core U.S. Aggregate Bond ETF, performed in line with the Bloomberg Barclays US Aggregate Bond Index, while our largest global fixed income fund holding, Templeton Global Total Return Fund – Class R6, outperformed the Bloomberg Barclays Multiverse ex USD Index (Hedged to US Dollar).

Thank you for your participation in Franklin NextStep Growth Fund. We look forward to serving your future investment needs.

Thomas A. Nelson, CFA
Stephen R. Lingard, CFA

John G. Levy, CFA Portfolio Management Team

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FRANKLIN NEXTSTEP GROWTH FUND

The foregoing information reflects our analysis, opinions and portfolio holdings as of November 30, 2017, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN NEXTSTEP GROWTH FUND

Performance Summary as of November 30, 2017

The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 11/30/171

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.75% and the minimum is 0%. Class A: 5.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit nextstepfunds.com.

Share Class	Cumulative Total Return[2]	Average Annual Total Return[3]

A
6-Month	+8.36%	+2.09%
1-Year	+16.32%	+9.65%
Since Inception (2/5/16)	+28.19%	+10.96%

Advisor[4]
6-Month	+8.52%	+8.52%
1-Year	+16.61%	+16.61%
Since Inception(2/5/16)	+28.63%	+14.84%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to nextstepfunds.com or call (800) 342-5236.

See page 18 for Performance Summary footnotes.

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FRANKLIN NEXTSTEP GROWTH FUND

PERFORMANCE SUMMARY

Distributions (6/1/17–11/30/17)

Share Class	Net Investment Income

A	$0.0287

C	$0.0022

Advisor	$0.0377

Total Annual Operating Expenses5

Share Class	With Waiver	Without Waiver

A	1.23%	5.56%

Advisor	0.98%	5.31%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

While an asset allocation plan can be a valuable tool to help reduce overall volatility, all investments involve risks, including possible loss of principal. Because the Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. In addition, the Fund’s shareholders will indirectly bear the fees and expenses of the underlying funds. The risks described herein are the principal risks of the Fund and the underlying funds. Typically, the more aggressive the investment, or the greater the potential return, the more risk involved. Generally, investors should be comfortable with some fluctuation in the value of their investments, especially over the short term. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in a fund adjust to a rise in interest rates, that fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. Investments in derivatives involve costs and create economic leverage, which may result in significant volatility and cause the funds to participate in losses (as well as gains) that significantly exceed the funds’ initial investment. These risks are described in the Fund’s prospectus. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives and risk tolerance. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results.

1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund, contractually guaranteed through 9/30/18. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Effective 6/15/16, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 6/15/16, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 6/15/16, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 6/15/16 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +19.65% and +13.07%.

5. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN NEXTSTEP GROWTH FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 6/1/17	Ending Account Value 11/30/17	Expenses Paid During Period 6/1/17–11/30/17[1,2]	Ending Account Value 11/30/17	Expenses Paid During Period 6/1/17–11/30/17[1,2]	Net Annualized Expense Ratio[2]
A	$1,000	$1,083.60	$3.13	$1,022.06	$3.04	0.60%
C	$1,000	$1,080.10	$7.04	$1,018.30	$6.83	1.35%
Advisor	$1,000	$1,085.20	$1.83	$1,023.31	$1.78	0.35%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

nextstepfunds.com	Semiannual Report	19

FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin NextStep Conservative Fund

	Six Months Ended November 30, 2017 (unaudited)	Year Ended May 31,
		2017	2016[a]

Class A

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$10.80	$10.42	$10.00

Income from investment operations[b]:

Net investment income[c,d]	0.07	0.13	0.03

Net realized and unrealized gains (losses)	0.27	0.37	0.40

Total from investment operations	0.34	0.50	0.43

Less distributions from:

Net investment income	(0.10)	(0.09)	(0.01)

Net realized gains	—	(0.03)	—

Total distributions	(0.10)	(0.12)	(0.01)

Net asset value, end of period	$11.04	$10.80	$10.42

Total return[e]	3.08%	4.87%	4.26%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates[g]	4.19%	6.40%	23.36%

Expenses net of waiver and payments by affiliates[g]	0.60%	0.60%	0.60%

Net investment income[d]	1.20%	1.24%	0.84%

Supplemental data

Net assets, end of period (000’s)	$815	$1,010	$549

Portfolio turnover rate	26.39%	103.41%	23.45%

aFor the period February 5, 2016 (commencement of operations) to May 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

fRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.42% for the period ended November 30, 2017.

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FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin NextStep Conservative Fund (continued)

	Six Months Ended November 30, 2017	Year Ended May 31,
	(unaudited)	2017	2016[a]

Class C

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$10.73	$10.39	$10.00

Income from investment operations[b]:

Net investment income[c,d]	0.02	0.05	— [e]

Net realized and unrealized gains (losses)	0.27	0.37	0.40

Total from investment operations	0.29	0.42	0.40

Less distributions from:

Net investment income	(0.05)	(0.05)	(0.01)

Net realized gains	—	(0.03)	—

Total distributions	(0.05)	(0.08)	(0.01)

Net asset value, end of period	$10.97	$10.73	$10.39

Total return[f]	2.68%	4.07%	3.96%

Ratios to average net assets[g]

Expenses before waiver and payments by affiliates[h]	4.94%	7.15%	24.11%

Expenses net of waiver and payments by affiliates[h]	1.35%	1.35%	1.35%

Net investment income[d]	0.45%	0.49%	0.09%

Supplemental data

Net assets, end of period (000’s)	$2,611	$2,452	$373

Portfolio turnover rate	26.39%	103.41%	23.45%

aFor the period February 5, 2016 (commencement of operations) to May 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eAmount rounds to less than $0.01 per share.

fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

gRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.42% for the period ended November 30, 2017.

nextstepfunds.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	21

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin NextStep Conservative Fund (continued)

	Six Months Ended November 30, 2017 (unaudited)	Year Ended May 31, 2017[a]

Advisor Class

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$10.82	$10.43

Income from investment operations[b]:

Net investment income[c,d]	0.08	0.15

Net realized and unrealized gains (losses)	0.27	0.37

Total from investment operations	0.35	0.52

Less distributions from:

Net investment income	(0.12)	(0.10)

Net realized gains	—	(0.03)

Total distributions	(0.12)	(0.13)

Net asset value, end of period	$11.05	$10.82

Total return[e]	3.27%	4.94%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates[g]	3.94%	6.15%

Expenses net of waiver and payments by affiliates[g]	0.35%	0.35%

Net investment income[d]	1.45%	1.49%

Supplemental data

Net assets, end of period (000’s)	$5	$5

Portfolio turnover rate	26.39%	103.41%

aFor the period June 15, 2016 (effective date) to May 31, 2017.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eTotal return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.42% for the period ended Novemeber 30, 2017.

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FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, November 30, 2017 (unaudited)

Franklin NextStep Conservative Fund

		Shares	Value
	Investments in Underlying Funds and Exchange Traded Funds 96.7%
	Domestic Equity 14.7%
	Delaware Value Fund, Class I	5,399	$116,826
[a]	Franklin Growth Fund, Class R6	1,287	124,784
	iShares Core S&P 500 ETF	760	202,836
	Pioneer Fundamental Growth Fund, Class K	2,568	58,227

			502,673

	Domestic Fixed Income 60.2%
	Delaware Corporate Bond Fund, Class I	65,763	386,026
[a]	Franklin Low Duration Total Return Fund, Class R6	41,992	414,038
[a]	Franklin Strategic Income Fund, Class R6	37,638	371,866
	iShares 3-7 Year Treasury Bond ETF	2,525	309,312
	iShares Core U.S. Aggregate Bond ETF	5,356	584,232

			2,065,474

	Foreign Equity 11.4%
	Columbia European Equity Fund, Class Z	10,289	75,932
[a]	Franklin Mutual European Fund, Class R6	3,348	70,774
[b]	Hennessy Japan Fund, Class I	1,683	59,366
	iShares Core MSCI Emerging Markets ETF	562	31,388
	iShares Core MSCI Europe ETF (Euro Community)	1,095	54,750
	iShares MSCI Japan ETF (Japan)	377	22,587
	Van Eck Emerging Markets Fund, Class I	4,088	76,777

			391,574

	Foreign Fixed Income 10.4%
[a]	Templeton Global Total Return Fund, Class R6	29,286	358,459

	Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $3,146,306)		3,318,180

	Short Term Investments (Cost $58,179) 1.7%
	Money Market Funds 1.7%
[a],[c]	Institutional Fiduciary Trust Money Market Portfolio, 0.75%	58,179	58,179

	Total Investments in Underlying Funds and Exchange Traded Funds
	(Cost $3,204,485) 98.4%		3,376,359
	Other Assets, less Liabilities 1.6%		55,441

	Net Assets 100.0%		$3,431,800

See Abbreviations on page 49.

aSee Note 3(f) regarding investments in FT Underlying Funds.

bNon-income producing.

cThe rate shown is the annualized seven-day yield at period end.

nextstepfunds.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	23

FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin NextStep Moderate Fund

	Six Months Ended November 30, 2017	Year Ended May 31,
	(unaudited)	2017	2016[a]

Class A

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$11.53	$10.80	$10.00

Income from investment operations[b]:

Net investment income[c,d]	0.05	0.11	0.01

Net realized and unrealized gains (losses)	0.73	0.75	0.79

Total from investment operations	0.78	0.86	0.80

Less distributions from:

Net investment income	(0.04)	(0.10)	(—)[e]

Net realized gains	—	(0.03)	—

Total distributions	(0.04)	(0.13)	(—)[e]

Net asset value, end of period	$12.27	$11.53	$10.80

Total return[f]	6.77%	7.95%	8.02%

Ratios to average net assets[g]

Expenses before waiver and payments by affiliates[h]	1.55%	2.39%	6.08%

Expenses net of waiver and payments by affiliates[h]	0.60%	0.60%	0.60%

Net investment income[d]	0.80%	0.94%	0.34%

Supplemental data

Net assets, end of period (000’s)	$7,732	$7,259	$3,280

Portfolio turnover rate	43.14%	75.56%	13.45%

aFor the period February 5, 2016 (commencement of operations) to May 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eAmount rounds to less than $0.01 per share.

fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

gRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.53% for the period ended November 30, 2017.

24	Semiannual Report | The accompanying notes are an integral part of these financial statements.	nextstepfunds.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin NextStep Moderate Fund (continued)

	Six Months Ended November 30, 2017	Year Ended May 31,
	(unaudited)	2017	2016[a]

Class C

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$11.46	$10.78	$10.00

Income from investment operations[b]:

Net investment income (loss)[c,d]	—[e]	0.02	(0.02)

Net realized and unrealized gains (losses)	0.72	0.75	0.80

Total from investment operations	0.72	0.77	0.78

Less distributions from:

Net investment income	(0.01)	(0.06)	(—)[e]

Net realized gains	—	(0.03)	—

Total distributions	(0.01)	(0.09)	(—)[e]

Net asset value, end of period	$12.17	$11.46	$10.78

Total return[f]	6.32%	7.14%	7.82%

Ratios to average net assets[g]

Expenses before waiver and payments by affiliates[h]	2.30%	3.14%	6.83%

Expenses net of waiver and payments by affiliates[h]	1.35%	1.35%	1.35%

Net investment income (loss)[d]	0.05%	0.19%	(0.41)%

Supplemental data

Net assets, end of period (000’s)	$7,655	$7,017	$1,369

Portfolio turnover rate	43.14%	75.56%	13.45%

aFor the period February 5, 2016 (commencement of operations) to May 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eAmount rounds to less than $0.01 per share.

fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

gRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.53% for the period ended November 30, 2017.

nextstepfunds.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	25

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin NextStep Moderate Fund (continued)

	Six Months Ended November 30, 2017 (unaudited)	Year Ended May 31, 2017[a]

Advisor Class

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$11.55	$10.71

Income from investment operations[b]:

Net investment income[c,d]	0.05	0.12

Net realized and unrealized gains (losses)	0.75	0.86

Total from investment operations	0.80	0.98

Less distributions from:

Net investment income	(0.05)	(0.11)

Net realized gains	—	(0.03)

Total distributions	(0.05)	(0.14)

Net asset value, end of period	$12.30	$11.55

Total return[e]	6.84%	9.21%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates[g]	1.30%	2.14%

Expenses net of waiver and payments by affiliates[g]	0.35%	0.35%

Net investment income[d]	1.05%	1.19%

Supplemental data

Net assets, end of period (000’s)	$232	$116

Portfolio turnover rate	43.14%	75.56%

aFor the period June 15, 2016 (effective date) to May 31, 2017.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eTotal return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.53% for the period ended November 30, 2017.

26	Semiannual Report | The accompanying notes are an integral part of these financial statements.	nextstepfunds.com

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, November 30, 2017 (unaudited)

Franklin NextStep Moderate Fund

		Shares	Value
	Investments in Underlying Funds and Exchange Traded Funds 99.4%
	Alternative Strategies 2.0%
[a]	Franklin K2 Alternative Strategies Fund, Class R6	27,295	$311,985

	Domestic Equity 34.4%
	Delaware Value Fund, Class I	50,358	1,089,744
[a]	Franklin Growth Fund, Class R6	13,774	1,335,719
	iShares Core S&P 500 ETF	9,020	2,407,348
	Pioneer Fundamental Growth Fund, Class K	23,879	541,336

			5,374,147

	Domestic Fixed Income 29.3%
	Delaware Corporate Bond Fund, Class I	136,568	801,652
[a]	Franklin Low Duration Total Return Fund, Class R6	92,884	915,840
[a]	Franklin Strategic Income Fund, Class R6	83,340	823,395
	iShares 3-7 Year Treasury Bond ETF	5,596	685,510
	iShares Core U.S. Aggregate Bond ETF	12,323	1,344,193

			4,570,590

	Foreign Equity 28.7%
	Columbia European Equity Fund, Class Z	105,307	777,167
[a]	Franklin Mutual European Fund, Class R6	38,214	807,840
[b]	Hennessy Japan Fund, Class I	17,181	605,960
	iShares Core MSCI Emerging Markets ETF	7,646	427,029
	iShares Core MSCI Europe ETF (Euro Community)	14,715	735,750
	iShares MSCI Japan ETF (Japan)	6,052	362,575
	Van Eck Emerging Markets Fund, Class I	41,292	775,460

			4,491,781

	Foreign Fixed Income 5.0%
[a]	Templeton Global Total Return Fund, Class R6	63,457	776,712

	Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $14,161,111)		15,525,215

	Short Term Investments (Cost $96,868) 0.6%
	Money Market Funds 0.6%
[a,c]	Institutional Fiduciary Trust Money Market Portfolio, 0.75%	96,868	96,868
	Total Investments in Underlying Funds and Exchange Traded Funds
	(Cost $14,257,979) 100.0%		15,622,083
	Other Assets, less Liabilities (0.0)%†		(3,609)

	Net Assets 100.0%		$15,618,474

†Rounds to less than 0.1% of net assets.

aSee Note 3(f) regarding investments in FT Underlying Funds.

bNon-income producing.

cThe rate shown is the annualized seven-day yield at period end.

nextstepfunds.com	Semiannual Report	27

FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin NextStep Moderate Fund (continued)

At November 30, 2017, the Fund had the following forward exchange contracts outstanding. See Note 1(b).

Forward Exchange Contracts

Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Exchange Contracts
Japanese Yen	BOFA	Sell	16,500,000	$152,358	12/04/17	$5,700	$ —

Net unrealized appreciation (depreciation)						$5,700

aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

See Abbreviations on page 49.

28	Semiannual Report | The accompanying notes are an integral part of these financial statements.	nextstepfunds.com

FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin NextStep Growth Fund

	Six Months Ended November 30, 2017 (unaudited)	Year Ended May 31,
		2017	2016[a]

Class A

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$11.72	$10.88	$10.00

Income from investment operations[b]:

Net investment income[c,d]	0.04	0.09	—[e]

Net realized and unrealized gains (losses)	0.94	0.85	0.88

Total from investment operations	0.98	0.94	0.88

Less distributions from:

Net investment income	(0.03)	(0.08)	(—)[e]

Net realized gains	—	(0.02)	—

Total distributions	(0.03)	(0.10)	(—)[e]

Net asset value, end of period	$12.67	$11.72	$10.88

Total return[f]	8.36%	8.72%	8.81%

Ratios to average net assets[g]

Expenses before waiver and payments by affiliates[h]	2.78%	4.93%	17.15%

Expenses net of waiver and payments by affiliates[h]	0.60%	0.60%	0.60%

Net investment income[d]	0.63%	0.79%	0.07%

Supplemental data

Net assets, end of period (000’s)	$4,468	$4,065	$1,129

Portfolio turnover rate	52.04%	87.45%	24.56%

aFor the period February 5, 2016 (commencement of operations) to May 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eAmount rounds to less than $0.01 per share.

fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

gRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.55% for the period ended November 30, 2017.

nextstepfunds.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	29

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin NextStep Growth Fund (continued)

	Six Months Ended November 30, 2017 (unaudited)	Year Ended May 31,
		2017	2016[a]

Class C

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$11.65	$10.86	$10.00

Income from investment operations[b]:

Net investment income (loss)[c,d]	(0.01)	0.01	(0.02)

Net realized and unrealized gains (losses)	0.93	0.85	0.88

Total from investment operations	0.92	0.86	0.86

Less distributions from:

Net investment income	(—)[e]	(0.05)	(—)[e]

Net realized gains	—	(0.02)	—

Total distributions	—	(0.07)	(—)[e]

Net asset value, end of period	$12.57	$11.65	$10.86

Total return[f]	8.01%	7.89%	8.61%

Ratios to average net assets[g]

Expenses before waiver and payments by affiliates[h]	3.53%	5.68%	17.90%

Expenses net of waiver and payments by affiliates[h]	1.35%	1.35%	1.35%

Net investment income (loss)[d]	(0.12)%	0.04%	(0.68)%

Supplemental data

Net assets, end of period (000’s)	$2,985	$2,665	$661

Portfolio turnover rate	52.04%	87.45%	24.56%

aFor the period February 5, 2016 (commencement of operations) to May 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eAmount rounds to less than $0.01 per share.

fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

gRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.55% for the period ended November 30, 2017.

30	Semiannual Report | The accompanying notes are an integral part of these financial statements.	nextstepfunds.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin NextStep Growth Fund (continued)

	Six Months Ended November 30, 2017 (unaudited)	Year Ended May 31, 2017[a]

Advisor Class

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$11.74	$10.75

Income from investment operations[b]:

Net investment income[c,d]	0.05	0.12

Net realized and unrealized gains (losses)	0.95	0.99

Total from investment operations	1.00	1.11

Less distributions from:

Net investment income	(0.04)	(0.10)

Net realized gains	—	(0.02)

Total distributions	(0.04)	(0.12)

Net asset value, end of period	$12.70	$11.74

Total return[e]	8.52%	10.25%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates[g]	2.53%	4.68%

Expenses net of waiver and payments by affiliates[g]	0.35%	0.35%

Net investment income[d]	0.88%	1.04%

Supplemental data

Net assets, end of period (000’s)	$6	$5

Portfolio turnover rate	52.04%	87.45%

aFor the period June 15, 2016 (effective date) to May 31, 2017.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eTotal return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.55% for the period ended November 30, 2017.

nextstepfunds.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	31

FRANKLIN  FUND  ALLOCATOR  SERIES

Statement of Investments, November 30, 2017 (unaudited)

Franklin NextStep Growth Fund

		Shares	Value
	Investments in Underlying Funds and Exchange Traded Funds 100.4%
	Alternative Strategies 2.0%
[a]	Franklin K2 Alternative Strategies Fund, Class R6	13,226	$151,168

	Domestic Equity 44.1%
	Delaware Value Fund, Class I	29,585	640,213
[a]	Franklin Growth Fund, Class R6	8,438	818,280
	iShares Core S&P 500 ETF	5,665	1,511,932
	Pioneer Fundamental Growth Fund, Class K	14,028	318,020

			3,288,445

	Domestic Fixed Income 16.7%
	Delaware Corporate Bond Fund, Class I	35,104	206,062
[a]	Franklin Low Duration Total Return Fund, Class R6	25,288	249,336
[a]	Franklin Strategic Income Fund, Class R6	22,645	223,733
	iShares 3-7 Year Treasury Bond ETF	1,519	186,077
	iShares Core U.S. Aggregate Bond ETF	3,451	376,435

			1,241,643

	Foreign Equity 34.6%
	Columbia European Equity Fund, Class Z	59,464	438,842
[a]	Franklin Mutual European Fund, Class R6	22,056	466,261
[b]	Hennessy Japan Fund, Class I	9,440	332,932
	iShares Core MSCI Emerging Markets ETF	4,908	274,112
	iShares Core MSCI Europe ETF (Euro Community)	8,345	417,250
	iShares MSCI Japan ETF (Japan)	3,754	224,902
	Van Eck Emerging Markets Fund, Class I	22,704	426,381

			2,580,680

	Foreign Fixed Income 3.0%
[a]	Templeton Global Total Return Fund, Class R6	18,507	226,525

	Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $6,756,715)		7,488,461

	Short Term Investments (Cost $106,700) 1.4%
	Money Market Funds 1.4%
[a,c]	Institutional Fiduciary Trust Money Market Portfolio, 0.75%	106,700	106,700

	Total Investments in Underlying Funds and Exchange Traded Funds (Cost $6,863,415) 101.8%		7,595,161
	Other Assets, less Liabilities (1.8)%		(136,421)

	Net Assets 100.0%		$7,458,740

aSee Note 3(f) regarding investments in FT Underlying Funds.

bNon-income producing.

cThe rate shown is the annualized seven-day yield at period end.

32	Semiannual Report	nextstepfunds.com

FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin NextStep Growth Fund (continued)

At November 30, 2017, the Fund had the following forward exchange contracts outstanding. See Note 1(b).

Forward Exchange Contracts

Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
Japanese Yen	BOFA	Sell	15,225,000	$140,585	12/04/17	$5,259	$ —

Net unrealized appreciation (depreciation)						$5,259

aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

See Abbreviations on page 49.

nextstepfunds.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	33

FRANKLIN FUND ALLOCATOR SERIES

Financial Statements

Statements of Assets and Liabilities

November 30, 2017 (unaudited)

	Franklin NextStep Conservative Fund	Franklin NextStep Moderate Fund	Franklin NextStep Growth Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$1,868,353	$9,493,982	$4,766,904
Cost - Non-controlled affiliates (Note 3f)	1,336,132	4,763,997	2,096,511
Value - Unaffiliated issuers	$1,978,259	$10,553,724	$5,353,158
Value - Non-controlled affiliates (Note 3f)	1,398,100	5,068,359	2,242,003
Receivables:
Investment securities sold	40,455	—	—
Dividends	2,479	23,045	13,538
Affiliates	58,933	53,579	68,039
Unrealized appreciation on OTC forward exchange contracts	—	5,700	5,259
Other assets	2,569	2,545	2,619
Total assets	3,480,795	15,706,952	7,684,616
Liabilities:
Payables:
Investment securities purchased	2,479	23,045	65,644
Capital shares redeemed	—	—	94,340
Distribution fees	2,290	7,857	3,281
Transfer agent fees	521	974	894
Custodian fees	3,613	15,578	21,465
Registration and filing fees	17,217	17,230	18,346
Professional fees	21,161	21,054	20,148
Accrued expenses and other liabilities	1,714	2,740	1,758
Total liabilities	48,995	88,478	225,876
Net assets, at value	$3,431,800	$15,618,474	$7,458,740
Net assets consist of:
Paid-in capital	$3,250,081	$13,884,845	$6,523,335
Distributions in excess of net investment income	(1,229)	(2,283)	(810)
Net unrealized appreciation (depreciation)	171,874	1,369,804	737,005
Accumulated net realized gain (loss)	11,074	366,108	199,210
Net assets, at value	$3,431,800	$15,618,474	$7,458,740

34	Semiannual Report | The accompanying notes are an integral part of these financial statements.	nextstepfunds.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)

November 30, 2017 (unaudited)

	Franklin NextStep Conservative Fund	Franklin NextStep Moderate Fund	Franklin NextStep Growth Fund
Class A:
Net assets, at value	$ 815,045	$7,731,747	$4,467,794
Shares outstanding	73,856	630,146	352,589
Net asset value per share[a]	$11.04	$12.27	$12.67
Maximum offering price per share (net asset value per share ÷ 94.25%)	$11.71	$13.02	$13.44
Class C:
Net assets, at value	$2,611,464	$7,654,889	$2,985,042
Shares outstanding	238,040	628,954	237,499
Net asset value and maximum offering price per share[a]	$10.97	$12.17	$12.57
Advisor Class:
Net assets, at value	$ 5,291	$ 231,838	$ 5,904
Shares outstanding	479	18,856	465
Net asset value and maximum offering price per share[b]	$11.05	$12.30	$12.70

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

bNet asset value and maximum offering price may not recalculate due to rounding of net assets and/or shares outstanding.

nextstepfunds.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	35

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Operations

for the six months ended November 30, 2017 (unaudited)

	Franklin NextStep Conservative Fund	Franklin NextStep Moderate Fund	Franklin NextStep Growth Fund
Investment income:
Dividends:
Unaffiliated issuers	$ 21,934	$ 82,849	$ 36,108
Non-controlled affiliates (Note 3f)	9,769	23,470	7,064
Total investment income	31,703	106,319	43,172
Expenses:
Management fees (Note 3a)	4,402	19,008	8,805
Distribution fees: (Note 3c)
Class A	1,237	9,557	5,422
Class C	12,635	37,119	13,479
Transfer agent fees: (Note 3e)
Class A	362	2,454	2,026
Class C	926	2,384	1,261
Advisor Class	2	42	3
Custodian fees (Note 4)	6,845	15,612	18,883
Reports to shareholders	2,538	5,244	4,004
Registration and filing fees	31,858	31,892	32,994
Professional fees	21,023	20,917	19,606
Other	1,541	1,654	1,593
Total expenses	83,369	145,883	108,076
Expenses waived/paid by affiliates (Note 3g)	(63,335)	(72,588)	(76,844)
Net expenses	20,034	73,295	31,232
Net investment income	11,669	33,024	11,940
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	28,371	162,533	85,479
Non-controlled affiliates (Note 3f)	21,904	197,527	114,395
Forward exchange contracts	—	(1,486)	(1,371)
Realized gain distributions:
Unaffiliated issuers	2,479	23,045	13,538
Net realized gain (loss)	52,754	381,619	212,041
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	16,624	392,364	235,476
Non-controlled affiliates (Note 3f)	16,903	151,277	88,179
Forward exchange contracts	—	5,700	5,259
Net change in unrealized appreciation (depreciation)	33,527	549,341	328,914
Net realized and unrealized gain (loss)	86,281	930,960	540,955
Net increase (decrease) in net assets resulting from operations	$ 97,950	$963,984	$552,895

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FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin NextStep Conservative Fund		Franklin NextStep Moderate Fund
	Six Months Ended November 30, 2017 (unaudited)	Year Ended May 31, 2017	Six Months Ended November 30, 2017 (unaudited)	Year Ended May 31, 2017
Increase (decrease) in net assets:
Operations:
Net investment income	$ 11,669	$ 20,947	$ 33,024	$ 60,669
Net realized gain (loss)	52,754	(32,423)	381,619	20,476
Net change in unrealized appreciation (depreciation)	33,527	121,428	549,341	716,773
Net increase (decrease) in net assets resulting from operations	97,950	109,952	963,984	797,918
Distributions to shareholders from:
Net investment income:
Class A	(9,378)	(7,229)	(25,984)	(48,087)
Class C	(10,847)	(9,996)	(8,838)	(26,942)
Advisor Class	(58)	(50)	(485)	(557)
Net realized gains:
Class A	—	(2,446)	—	(13,526)
Class C	—	(6,300)	—	(12,250)
Advisor Class	—	(13)	—	(176)
Total distributions to shareholders	(20,283)	(26,034)	(35,307)	(101,538)
Capital share transactions: (Note 2)
Class A	(216,152)	429,492	(985)	3,595,626
Class C	102,720	2,026,786	191,069	5,342,563
Advisor Class	—	5,003	106,697	109,923
Total capital share transactions	(113,432)	2,461,281	296,781	9,048,112
Net increase (decrease) in net assets	(35,765)	2,545,199	1,225,458	9,744,492
Net assets:
Beginning of period	3,467,565	922,366	14,393,016	4,648,524
End of period	$3,431,800	$3,467,565	$15,618,474	$14,393,016
Undistributed net investment income included in net assets:
End of period	$ —	$ 7,385	$ —	$ —
Distributions in excess of net investment income included in net assets:
End of period	$ (1,229)	$ —	$ (2,283)	$ —

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FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin NextStep Growth Fund
	Six Months Ended November 30, 2017 (unaudited)	Year Ended May 31, 2017
Increase (decrease) in net assets:
Operations:
Net investment income	$ 11,940	$ 20,658
Net realized gain (loss)	212,041	1,092
Net change in unrealized appreciation (depreciation)	328,914	362,844
Net increase (decrease) in net assets resulting from operations	552,895	384,594
Distributions to shareholders from:
Net investment income:
Class A	(10,231)	(19,508)
Class C	(485)	(8,524)
Advisor Class	(17)	(44)
Net realized gains:
Class A	—	(4,736)
Class C	—	(3,251)
Advisor Class	—	(9)
Total distributions to shareholders	(10,733)	(36,072)
Capital share transactions: (Note 2)
Class A	66,677	2,716,846
Class C	115,245	1,874,365
Advisor Class	—	5,000
Total capital share transactions	181,922	4,596,211
Net increase (decrease) in net assets	724,084	4,944,733
Net assets:
Beginning of period	6,734,656	1,789,923
End of period	$7,458,740	$6,734,656
Distributions in excess of net investment income included in net assets:
End of period	$ (810)	$ (2,017)

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FRANKLIN FUND ALLOCATOR SERIES

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Franklin Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of twenty-four separate funds, three of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The Funds invest primarily in mutual funds (Underlying Funds) and exchange traded funds (ETFs), including affiliated funds managed by Franklin Templeton (FT Underlying Funds). The Funds offer three classes of shares: Class A, Class C, and Advisor Class. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.

The accounting policies of the Underlying Funds are outlined in their respective shareholder reports. A copy of the Underlying Funds’ shareholder reports, in which each fund invests, is available on the U.S. Securities and Exchange Commission (SEC) website at sec.gov or at the SEC’s Public Reference Room in Washington, D.C. The Underlying Funds’ shareholder reports are not covered by this report.

The following summarizes the Funds’ significant accounting policies.

a. Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Investments in the Underlying Funds are valued at their closing NAV each trading day. ETFs listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively.

Certain derivative financial instruments trade in the over-the-counter (OTC) market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

b. Derivative Financial Instruments

Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary

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FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Organization and Significant Accounting

Policies (continued)

b. Derivative Financial Instruments (continued)

market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Statements of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statements of Operations.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counter-parties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement. At November 30, 2017, the Funds had no OTC derivatives in a net liability position for such contracts.

Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

Certain or all Funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

See Note 7 regarding other derivative information.

c. Income Taxes

It is each Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

Each Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of November 30, 2017, each Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

d. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income and realized gain distributions by Underlying Funds and ETFs are recorded on the ex-dividend date. Distributions to shareholders are recorded on the

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FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the Fund that incurred the expense.

The Funds indirectly bear their proportionate share of expenses from the Underlying Funds and ETFs. Since the Underlying Funds and ETFs have varied expense levels and the Funds may own different proportions of the Underlying Funds and ETFs at different times, the amount of expenses incurred indirectly by the Funds will vary.

Realized and unrealized gains and losses and net investment income, excluding class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions by class are generally due to differences in class specific expenses.

e. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

f. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

At November 30, 2017, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:

	Franklin NextStep Conservative Fund		Franklin NextStep Moderate Fund
	Shares	Amount	Shares	Amount
Class A Shares:
Six Months ended November 30, 2017
Shares sold	1,822	$ 20,000	55,439	$ 655,429
Shares issued in reinvestment of distributions	862	9,378	2,180	25,984
Shares redeemed	(22,317)	(245,530)	(56,938)	(682,398)
Net increase (decrease)	(19,633)	$(216,152)	681	$ (985)
Year ended May 31, 2017
Shares sold	91,431	$ 966,732	364,058	$4,021,944
Shares issued in reinvestment of distributions	763	7,983	5,613	61,524
Shares redeemed	(51,393)	(545,223)	(43,838)	(487,842)
Net increase (decrease)	40,801	$ 429,492	325,833	$3,595,626

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FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

2. Shares of Beneficial Interest (continued)

	Franklin NextStep Conservative Fund		Franklin NextStep Moderate Fund
	Shares	Amount	Shares	Amount
Class C Shares:
Six Months ended November 30, 2017
Shares sold	25,074	$273,898	37,054	$435,189
Shares issued in reinvestment of distributions	1,001	10,847	746	8,838
Shares redeemed	(16,657)	(182,025)	(21,269)	(252,958)
Net increase (decrease)	9,418	$102,720	16,531	$191,069
Year ended May 31, 2017
Shares sold	261,820	$2,754,047	531,983	$5,855,436
Shares issued in reinvestment of distributions	1,450	15,090	3,586	39,166
Shares redeemed	(70,569)	(742,351)	(50,153)	(552,039)
Net increase (decrease)	192,701	$2,026,786	485,416	$5,342,563
Advisor Class Shares:
Six Months ended November 30, 2017
Shares sold	—	$—	8,739	$106,212
Shares issued in reinvestment of distributions	—	—	41	485
Net increase (decrease)	—	$—	8,780	$106,697
Year ended May 31, 2017[a]
Shares sold	506	$5,290	10,941	$119,700
Shares issued in reinvestment of distributions	—	—	61	668
Shares redeemed	(27)	(287)	(926)	(10,445)
Net increase (decrease)	479	$5,003	10,076	$109,923

aFor the period June 15, 2016 (effective date) to May 31, 2017.

	Franklin NextStep Growth Fund[b]
	Shares	Amount
Class A Shares:
Six Months ended November 30, 2017
Shares sold	14,423	$174,196
Shares issued in reinvestment of distributions	837	10,231
Shares redeemed	(9,354)	(117,750)
Net increase (decrease)	5,906	$66,677
Year ended May 31, 2017
Shares sold	279,644	$3,124,899
Shares issued in reinvestment of distributions	2,192	24,243
Shares redeemed	(38,913)	(432,296)
Net increase (decrease)	242,923	$2,716,846

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FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	Franklin NextStep Growth Fund[b]
	Shares	Amount
Class C Shares:
Six Months ended November 30, 2017 Shares sold	54,099	$663,195
Shares issued in reinvestment of distributions	40	484
Shares redeemed	(45,410)	(548,434)
Net increase (decrease)	8,729	$115,245
Year ended May 31, 2017
Shares sold	203,041	$2,259,952
Shares issued in reinvestment of distributions	1,068	11,775
Shares redeemed	(36,224)	(397,362)
Net increase (decrease)	167,885	$1,874,365
Advisor Class Shares:
Year ended May 31, 2017[a]
Shares sold	465	$5,000

aFor the period June 15, 2016 (effective date) to May 31, 2017.

bDuring the period ended November 30, 2017, Advisor Class did not record any share transactions.

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and and trustees of the Funds are also officers and/or directors of certain of the FT Underlying Funds and of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Investments Corp. (FTIC)	Investment manager
K2/D&S Management Co., LLC (K2 Advisors)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Funds pay an investment management fee to Advisers of 0.25% per year of the average daily net assets of each of the Funds for investment advisory services, consisting principally of determining the allocation of assets of the Funds among the Underlying Funds and ETFs.

Under a subadvisory agreement, FTIC and K2 Advisors, affiliates of Advisers, provide subadvisory services to Funds. The subadvisory fee is paid by Advisers based on each Fund’s average daily net assets, and is not an additional expense of the Funds. Effective October 1, 2017, the subadvisory agreement was terminated for K2 Advisors.

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on each of the Funds’ average net assets, and is not an additional expense of the Funds.

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FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3. Transactions with Affiliates (continued)

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund’s shares up to the maximum annual plan rate for each class. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund’s shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.25%
Class C	1.00%

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds’ shares for the period:

	Franklin NextStep Conservative Fund	Franklin NextStep Moderate Fund	Franklin NextStep Growth Fund
Sales charges retained net of commissions paid to unaffiliated brokers/dealers	$ —	$4,115	$998

CDSC retained	$ —	$2,541	$ —

e. Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Effective November 1, 2017, the fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. Prior to November 1, 2017, the fees were account based fees that varied based on fund or account type. In addition, each class reimburses Investor Services for out of pocket expenses incurred and reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets.

For the period ended November 30, 2017, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

	Franklin NextStep Conservative Fund	Franklin NextStep Moderate Fund	Franklin NextStep Growth Fund
Transfer agent fees	$285	$1,163	$833

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FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

f. Investments in FT Underlying Funds

The Funds invest in FT Underlying Funds which are managed by Advisers or by an affiliate of Advisers. The Funds do not invest in FT Underlying Funds for the purpose of exercising a controlling influence over the management or policies. Investment management fees paid by the Funds are waived on assets invested in Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), as noted in the Statements of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by the Sweep Money Fund.

Investments in FT Underlying Funds for the period ended November 30, 2017, were as follows:

FT Underlying Funds	Number of Shares Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Value at End of Period		Dividend Income	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)
Franklin NextStep Conservative Fund
Non-Controlled Affiliates
Franklin Focused Core Equity Fund, Class R6	10,726	—	(10,726)	—	$—	[a]	$—	$21,060	$— [a]
Franklin Growth Fund, Class R6	—	1,637	(350)	1,287	124,784		—	1,197	12,445
Franklin Low Duration Total Return Fund, Class R6	33,586	11,560	(3,154)	41,992	414,038		3,850	(37)	(2,407)
Franklin Mutual European Fund, Class R6	2,829	853	(334)	3,348	70,774		241	26	830
Franklin Strategic Income Fund, Class R6	29,847	11,042	(3,251)	37,638	371,866		5,629	19	(522)
Institutional Fiduciary Trust Money Market Portfolio, 75%	67,831	443,853	(453,505)	58,179	58,179		267	—	—
Templeton Global Total Return Fund, Class R6	28,743	3,034	(2,491)	29,286	358,459		(218)[b]	(361)	6,557

Total Affiliated Securities					$1,398,100		$9,769	$21,904	$16,903

Franklin NextStep Moderate Fund
Non-Controlled Affiliates
Franklin Focused Core Equity Fund, Class R6	98,049	1,283	(99,332)	—	$—	[a]	$—	$158,195	$— [a]
Franklin Growth Fund, Class R6	—	15,535	(1,761)	13,774	1,335,719		—	4,582	133,200
Franklin K2 Alternative Strategies Fund, Class R6	45,148	2,272	(20,125)	27,295	311,985		—	5,816	1,749
Franklin Low Duration Total Return Fund, Class R6	69,156	26,721	(2,993)	92,884	915,840		8,178	(61)	(5,256)
Franklin Mutual European Fund, Class R6	26,922	12,021	(729)	38,214	807,840		2,608	76	9,571
Franklin Small Cap Growth Fund, Class R6	19,542	81	(19,623)	—	—	[a]	—	29,929	— [a]
Franklin Strategic Income Fund, Class R6	61,275	25,420	(3,355)	83,340	823,395		11,960	(5)	(1,270)
Institutional Fiduciary Trust Money Market Portfolio, 0.75%	352,623	1,312,535	(1,568,290)	96,868	96,868		436	—	—
Templeton Global Total Return Fund, Class R6	61,364	7,222	(5,129)	63,457	776,712		288	(1,005)	13,283

Total Affiliated Securities					$5,068,359		$23,470	$197,527	$151,277

Franklin NextStep Growth Fund
Non-Controlled Affiliates
Franklin Focused Core Equity Fund, Class R6	58,585	—	(58,585)	—	$—	[a]	$—	$83,949	$— [a]
Franklin Growth Fund, Class R6	—	9,493	(1,055)	8,438	818,280		—	2,140	79,842
Franklin K2 Alternative Strategies Fund, Class R6	21,147	1,626	(9,547)	13,226	151,168		—	2,146	1,383
Franklin Low Duration Total Return Fund, Class R6	18,510	7,991	(1,213)	25,288	249,336		2,134	(25)	(1,370)
Franklin Mutual European Fund, Class R6	15,087	8,351	(1,382)	22,056	466,261		1,414	11	5,266
Franklin Small Cap Growth Fund, Class R6	11,676	—	(11,676)	—	—	[a]	—	26,358	— [a]
Franklin Strategic Income Fund, Class R6	16,400	7,441	(1,196)	22,645	223,733		3,122	(7)	(354)
Institutional Fiduciary Trust Money Market Portfolio, 0.75%	227,037	881,111	(1,001,448)	106,700	106,700		215	—	—
Templeton Global Total Return Fund, Class R6	16,426	3,194	(1,113)	18,507	226,525		179	(177)	3,412

Total Affiliated Securities					$2,242,003		$7,064	$114,395	$88,179

aAs of November 30, 2017, no longer held by the fund.

bA portion of the dividend income recorded in the prior and the current fiscal years has been deemed a tax return of capital resulting in negative dividend income.

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FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3. Transactions with Affiliates (continued)

g. Waiver and Expense Reimbursements

Advisers has contractually agreed in advance to waive or limit its respective fees and to assume as its own expense certain expenses otherwise payable by the Funds so that the expenses (excluding distribution fees, and acquired fund fees and expenses) for each class of the Funds do not exceed 0.35% based on the average net assets of each class (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until September 30, 2018. Total expenses waived or paid are not subject to recapture subsequent to the Funds’ fiscal year end.

4. Expense Offset Arrangement

The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. During the period ended November 30, 2017, there were no credits earned.

5. Income Taxes

For tax purposes, the Funds may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At May 31, 2017, Franklin NextStep Conservative Fund deferred post-October capital losses of $16,008 and Franklin NextStep Growth Fund deferred late-year ordinary losses of $2,017.

At November 30, 2017, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin NextStep Conservative Fund	Franklin NextStep Moderate Fund	Franklin NextStep Growth Fund
Cost of investments	$3,230,319	$14,316,943	$6,889,445

Unrealized appreciation	$ 175,305	$ 1,368,198	$ 732,848
Unrealized depreciation	(29,265)	(63,058)	(27,132)
Net unrealized appreciation (depreciation)	$ 146,040	$ 1,305,140	$ 705,716

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of wash sales.

6. Investment Transactions

Purchases and sales of Underlying Funds and ETFs (excluding short term securities) for the period ended November 30, 2017, were as follows:

	Franklin NextStep Conservative Fund	Franklin NextStep Moderate Fund	Franklin NextStep Growth Fund
Purchases	$ 896,851	$6,716,969	$3,921,377
Sales	$1,063,418	$6,361,283	$3,631,389

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

7. Other Derivative Information

At November 30, 2017, the Funds’ investments in derivative contracts are reflected in the Statements of Assets and Liabilities as follows:

	Asset Derivatives		Liability Derivatives
Derivative Contracts Not Accounted for as Hedging Instruments	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Franklin NextStep Moderate Fund
Foreign exchange contracts	Unrealized appreciation on OTC forward exchange contracts	$5,700	Unrealized depreciation on OTC forward exchange contracts	$—

Franklin NextStep Growth Fund
Foreign exchange contracts	Unrealized appreciation on OTC forward exchange contracts	$5,259	Unrealized depreciation on OTC forward exchange contracts	$—

For the period ended November 30, 2017, the effect of derivative contracts in the Funds’ Statements of Operations was as follows:

Derivative Contracts Not Accounted for as Hedging Instruments	Statements of Operations Location	Net Realized Gain (Loss) for the Period	Statements of Operations Location	Net Change in Unrealized Appreciation (Depreciation) for the Period
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:
Franklin NextStep Moderate Fund
Foreign exchange contracts	Forward exchange contracts	$(1,486)	Forward exchange contracts	$5,700

Franklin NextStep Growth Fund
Foreign exchange contracts	Forward exchange contracts	$(1,371)	Forward exchange contracts	$5,259

For the period ended November 30, 2017, the average month end contract value for forward exchange contracts were as follows:

	Franklin NextStep Moderate Fund	Franklin NextStep Growth Fund
Forward exchange contracts	$86,762	$80,058

See Note 1(b) regarding derivative financial instruments.

8. Credit Facility

The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 9, 2018. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statements of Operations. During the period ended November 30, 2017, the Funds did not use the Global Credit Facility.

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FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

9.	Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments

•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of November 30, 2017, in valuing the Funds’ assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Franklin NextStep Conservative Fund
Assets:
Investments in Securities:
Underlying Funds and Exchange Traded Funds[a]	$3,318,180	$—	$—	$3,318,180
Short Term Investments	58,179	—	—	58,179
Total Investments in Securities	$3,376,359	$—	$—	$3,376,359

Franklin NextStep Moderate Fund
Assets:
Investments in Securities:
Underlying Funds and Exchange Traded Funds[a]	$15,525,215	$—	$—	$15,525,215
Short Term Investments	96,868	—	—	96,868
Total Investments in Securities	$15,622,083	$—	$—	$15,622,083
Other Financial Instruments:
Forward Exchange Contracts	$—	$5,700	$—	$5,700

Franklin NextStep Growth Fund
Assets:
Investments in Securities:
Underlying Funds and Exchange Traded Funds[a]	$7,488,461	$—	$—	$7,488,461
Short Term Investments	106,700	—	—	106,700
Total Investments in Securities	$7,595,161	$—	$—	$7,595,161

Other Financial Instruments:
Forward Exchange Contracts	$—	$5,259	$—	$5,259

aFor detailed Underlying Fund and ETF categories, see the accompanying Statement of Investments.

10.   Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Abbreviations

Counterparty	Selected Portfolio
BOFA Bank of America Corp.	ETF Exchange Traded Fund

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Tax Information (unaudited)

During the period ended November 30, 2017, the Funds’ qualified fund of funds under Section 852(g)(2) of Internal Revenue Code (Code), received an allocation of foreign taxes paid from one or more of its underlying funds. As shown in the table below, the Funds hereby report to shareholders the foreign source income and foreign taxes paid by underlying funds, pursuant to Section 853 of the Code. This written statement will allow shareholders of record on June 27, 2017, to treat their proportionate share of foreign taxes paid by the underlying funds as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

The following table provides a detailed analysis of foreign tax paid, foreign source income and foreign source qualified dividends as reported by the Funds, to Class A, Class C, and Advisor Class shareholders of record.

Class	Foreign Tax Paid Per Share	Foreign Source Income Per Share	Foreign Source Qualified Dividends Per Share

Franklin NextStep Conservative Fund
Class A	$0.0023	$0.0496	$0.0123
Class C	$0.0023	$0.0496	$0.0123
Advisor Class	$0.0023	$0.0496	$0.0123

Franklin NextStep Moderate Fund
Class A	$0.0045	$0.0628	$0.0290
Class C	$0.0045	$0.0628	$0.0290
Advisor Class	$0.0045	$0.0628	$0.0290

Franklin NextStep Growth Fund
Class A	$0.0044	$0.0494	$0.0309
Class C	$0.0044	$0.0494	$0.0309
Advisor Class	$0.0044	$0.0494	$0.0309

Foreign Tax Paid Per Share (Column 1) is the amount per share available to you, as a tax credit (assuming you held your shares in the Fund for a minimum of 16 days during the 31-day period beginning 15 days before the ex-dividend date of the Fund’s distribution to which the foreign taxes relate), or, as a tax deduction.

Foreign Source Income Per Share (Column 2) is the amount per share of income dividends attributable to foreign securities held by the underlying funds, plus any foreign taxes withheld on these dividends. The amounts reported include foreign source qualified dividends that have not been adjusted for the rate differential applicable to such dividend income.1

Foreign Source Qualified Dividends Per Share (Column 3) is the amount per share of foreign source qualified dividends, plus any foreign taxes withheld on these dividends. These amounts represent the portion of the Foreign Source Income reported to you in column 2 that were derived from qualified foreign securities held by the underlying funds.1

By mid-February 2018, shareholders will receive Form 1099-DIV which will include their share of taxes paid and foreign source income distributed during the calendar year 2017. The Foreign Source Income reported on Form 1099-DIV has not been adjusted for the rate differential on foreign source qualified dividend income. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their 2017 individual income tax returns.

1Qualified dividends are taxed at reduced long term capital gains tax rates. In determining the amount of foreign tax credit that may be applied against the U.S. tax liability of individuals receiving foreign source qualified dividends, adjustments may be required to the foreign tax credit limitation calculation to reflect the rate differential applicable to such dividend income. The rules however permit certain individuals to elect not to apply the rate differential adjustments for capital gains and/or dividends for any taxable year. Please consult your tax advisor and the instructions to Form 1116 for more information.

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Shareholder Information

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the US Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the US Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

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Semiannual Report
Franklin Fund Allocator Series
Investment Manager
Franklin Advisers, Inc.
Subadvisor
Franklin Templeton Investments Corp.
Distributor
Franklin Templeton Distributors, Inc.
(800) DIAL BEN® / 342-5236 nextstepfunds.com
Shareholder Services
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

© 2017-2018 Franklin Templeton Investments. All rights reserved.	FAS5 S 01/18

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a) (1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson, and he is “independent” as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.                                                                                              N/A

Item 5. Audit Committee of Listed Registrants.	N/A

Item 6. Schedule of Investments.	N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment
Companies.	N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.	N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated
Purchasers.	N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)     Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)     Changes in Internal Controls. There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer – Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer – Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FUND ALLOCATOR SERIES

By /s/ MATTHEW T. HINKLE
Matthew T. Hinkle
Chief Executive Officer – Finance and Administration
Date	January 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ MATTHEW T. HINKLE
Matthew T. Hinkle
Chief Executive Officer – Finance and Administration
Date	January 25, 2018

By /s/ GASTON GARDEY
Gaston Gardey
Chief Financial Officer and Chief Accounting Officer
Date	January 25, 2018